|-------------------------------------------------------------------------|
  |                                                                         |
  |                         SEMI-ANNUAL REPORT                              |
  |                           MARCH 31, 1999                                |
  |                                                                         |
  |-------------------------------------------------------------------------|


  |-------------------------------------------------------------------------|
  |                                                                         |
  |                                                                         |
  |                             [GRAPHIC]                                   |
  |                                                                         |
  |                                                                         |
  |                              CAPSTONE                                   |
  |                           SOCIAL ETHICS                                 |
  |                                AND                                      |
  |                       RELIGIOUS VALUES FUND                             |
  |                                                                         |
  |-------------------------------------------------------------------------|


  |-------------------------------------------------------------------------|
  |                                                                         |
  |              [GRAPHIC]     A Member Of                                  |
  |                         THE CAPSTONE GROUP                              |
  |                          OF MUTUAL FUNDS                                |
  |-------------------------------------------------------------------------|

                 [GRAPHIC]       CAPSTONE
                                SERV FUNDS


  |----------------------------|
  | EQUITY                     |
  |    * LARGE CAP EQUITY FUND |
  |    * SMALL CAP EQUITY FUND |
  |----------------------------|


                    |-----------------------------|
                    | FIXED INCOME                |
                    |    * MONEY MARKET FUND      |
                    |    * SHORT-TERM BOND FUND   |
                    |    * BOND FUND              |
                    |-----------------------------|


                                       |-------------------------------|
                                       | INTERNATIONAL                 |
                                       |    * INTERNATIONAL FUND       |
                                       |-------------------------------|


For more complete information about the SERV Funds, including charges and expenses, contact the Distributor at the address below to receive a prospectus. Please read it carefully before you invest or send money.



                     CAPSTONE ASSET PLANNING COMPANY
                       5847 SAN FELIPE, SUITE 4100
                           HOUSTON, TEXAS 77057
                              1-800-262-6631

                             CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
---------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the semi-annual report for Capstone Social Ethics and Religious Values Fund for the period ended March 31, 1999.

PERFORMANCE

The performance of each of the portfolios and their designated benchmarks are presented below:

                                                  10/1/98 - 03/31/99

     Money Market Fund - Class A                               2.31%
     Money Market Fund - Class C                               2.38%
     IBC Index                                                 2.21%

     Bond Fund - Class A                                     (1.33)%
     Bond Fund - Class C                                     (1.22)%
     LBG/C Index                                             (1.07)%

     Large Cap Equity Fund - Class A                          27.11%
     Large Cap Equity Fund - Class C                          27.27%
     S&P 500                                                  27.34%

     Small Cap Equity Fund - Class A                           6.76%
     Small Cap Equity Fund - Class C                           6.88%
     S&P Small Cap 600                                         7.02%

     International Fund - Class A                             23.72%
     International Fund - Class C                             23.84%
     EAFE                                                     22.51%


                                                  01/4/99 - 03/31/99

     Short-Term Bond Fund - Class A                            0.40%
     Short-Term Bond Fund - Class C                            0.46%
     Custom Index                                              0.85%


ECONOMIC OVERVIEW

Economic growth continues to be strong. The primary source of growth in the U.S. economy is the consumer. Capital expenditures by corporations continue to grow at a positive rate but not as strong as we have seen in recent years, while the export sector continues to languish due to the strong dollar. After dipping briefly last fall in the wake of the slide in the stock market, consumer confidence rebounded back above the 130 level. Within the confidence survey, 48% of the respondents described jobs as "plentiful." Retail sales were brisk through the first two months of 1999, rising 1.0% in January and 0.9% in February. Some of the strength in retail sales can be attributed to the IRS; many early taxpayers received a larger refund this year as a consequence of the new $400 per child tax credit. Many consumers also received their refunds earlier as the number of electronic filings was running 23% ahead of last year. The most recent employment report was "mixed"; only 46,000 new jobs were created in March (well below the pace of recent months), but the unemployment rate dropped to 4.2% (the lowest level since February of 1970). One bit of bad news for consumers was the rise in oil prices as OPEC reached an agreement to cut production by 2.1 million barrels per day. Oil prices are now up 55% from the mid-December lows.

While we usually refer to the much broader S&P 500 Index when we try to assess the market's performance, much has been written recently about the move in the Dow Jones Industrial Average above the 10,000 mark. A historical look at the move through 1,000 may provide an important lesson for investors who have grown accustomed to a market that seems to "bust through milestones" with such ease. In February of 1966 the Dow came within 5 points of the 1,000 level; it finally broke through the 1,000 level for the first time 81 months later in November of 1972. During the ten-year period of 1973-1982 there were five years in which the Dow never closed above 1,000. It was not until December 16th of 1982 that the Dow closed below 1,000 for the last time, just over ten years from the time that it first crossed that barrier. We recount this historical lesson not to issue a warning that equities are overvalued in the current environment, but rather to remind investors that long-term expectations should incorporate the possibility of less stellar returns over the investment horizon.

                             CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
---------------------------------------------------------------------------

EQUITY MARKET OVERVIEW

Looking into the remainder of 1999, we continue to be cautiously optimistic that the year will be one of positive returns, but nothing approaching the over 30% annualized compound return for the four years ended 1998. While the environment for equities for the foreseeable future remains positive, it is less positive than in prior years. Valuation, the earnings outlook, the course of interest rates, the possibility that inflation has bottomed out, and a recrudescence of armed conflict in Europe, all point to a less ebullient market than we have seen in recent years.

Of all the factors mentioned, the one to which we believe investors should pay the greatest attention is inflation. Those of us (such as your portfolio manager) who are old enough to remember when the Wall Street Journal was published in one section, or worse yet, when the family bought its first television set (ours was a Motorola), have a real appreciation of price stability and fear of inflation. Table I below indicates how inflation can deliver a double hit to equity investors. The most obvious one is that it reduces the purchasing power of any gains that the investor might enjoy. Over the past 50 years, the best example of this worst case is the decade of the 70's when the return before inflation of 3.2% was swamped by a 6.7% inflation rate, resulting in a negative real return for the decade of 3.5%. In addition, inflation and the policy adjustments required to fight it introduces uncertainty into the investment decision which results in lower actual returns. As illustrated on Table I, an inflation rate which is low but moving up is associated with lower annualized returns, while an inflation rate that is high and moving down is associated with higher annualized returns.

For now, signs of inflation are hard to find with some indicators of more rapid inflation offset by others showing the opposite.

===========================================================================
                                 TABLE I

                               ANNUALIZED         ANNUALIZED
                                S&P 500           INFLATION        REAL
        DECADE                   RETURN             RATE          RETURN
        ------                 ----------         ----------      ------
        1950's                   20.1%              1.9%          18.2%
        1960's                   10.0               2.1            7.9
        1970's                    3.2               6.7           -3.5
        1980's                   16.3               5.9           10.4
        1990's                   19.2               3.1           16.1
===========================================================================


FIXED INCOME MARKET OVERVIEW

Yield spreads in the corporate bond market continue to tighten. Recall that as yield spreads tighten, a corporate bond will outperform a U.S. Treasury of comparable maturity, while a wider corporate spread will cause the corporate bond to underperform. We still maintain a positive outlook on corporate bonds and expect that any future movement to tighter spreads will be of this "slow grinding variety" rather than the dramatic movement investors experienced in the final quarter of 1998.

Another theme in the corporate bond market is the wave of "mega" deals that issuers have brought to the market. In the last week of March, AT&T raised a total of $8.0 billion in a single day when they issued new five, ten, and thirty-year notes. Other notable deals include: Amazon.com (a $1.25 billion convertible deal for the internet bookseller), BankAmerica ($1.5 billion), Citigroup ($1.5 billion for what was formerly Citibank and Salomon Smith Barney), Echostar ($1.625 billion for a high-yield communica-tions company), Ford Motor Credit ($2.8 billion of ten-year notes), and Merrill Lynch ($2.0 billion of ten-year notes). We view this trend as positive since it will likely lead to a "more liquid tier" of corporate bonds that can be traded more efficiently. There is also some news to report in the agency market. In one of our recent publications we described the programs that Federal National Mortgage Association (FNMA) and the other federally sponsored agencies have established to fill the void created by the decline in the issuance of U.S. Treasury securities. These agencies have issued a series of large global bonds with maturities ranging from two years to ten years in an effort to create a more reliable agency yield curve. To date, all the issues hav e been non-callable. The latest twist is that FNMA now plans to issue securities that include a call feature. Structures under consideration include a 5nc2 (five year final maturity callable after two years), a 5nc3, a 10nc2, and a 10nc3. We also view this as a positive development for the fixed income markets.

If you have any questions please feel free to contact us at (800)
262-6631.  We thank you for your continued support.

Sincerely,

/S/EDWARD L. JAROSKI                      /S/DAN E. WATSON
   Edward L. Jaroski                         Dan E. Watson
   President and Chairman of the Board       Executive Vice President

                                                                             THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)                                                                   March 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
                                             MONEY MARKET   SHORT-TERM BOND    BOND       LARGE CAP     SMALL CAP   INTERNATIONAL
                                                 FUND             FUND         FUND      EQUITY FUND   EQUITY FUND       FUND
                                             -----------------------------------------------------------------------------------
ASSETS:
 Investments, at value (identified cost
   $21,990,444, $21,918,276, $62,131,147,
   $35,051,054, $59,299,169 and
   $36,511,175 respectively) (Note 3)        $21,990,444      $21,814,347   $60,129,931  $43,805,042   $60,921,382   $38,732,749
 Cash denominated in foreign currency,
   at value (identified cost $1,506,700)               -                -             -            -             -     1,489,413
 Cash                                                  -                -           186            -             -             -
 Receivables:
   Dividends and interest                         89,996          311,220       851,123       44,869        37,027        28,181
 Prepaid expenses                                    814                3         1,365        1,365         1,365         1,365
                                             -----------      -----------   -----------  -----------   -----------   -----------
       Total assets                           22,081,254       22,125,570    60,982,605   43,851,276    60,959,774    40,251,708
                                             -----------      -----------   -----------  -----------   -----------   -----------

LIABILITIES:
 Payables:
   Distributions payable                     $    82,772      $         -   $         -  $         -   $         -   $         -
   Due to Advisor                                      -            6,767        10,389        7,789        10,991         6,713
   Variation margin payable                            -                -             -            -             -       421,346
   Accrued expenses                               10,485            6,353        10,482        2,607         6,053         9,380
                                             -----------      -----------   -----------  -----------   -----------   -----------
      Total liabilities                           93,257           13,120        20,871       10,396        17,044       437,439
                                             -----------      -----------   -----------  -----------   -----------   -----------
NET ASSETS                                   $21,987,997      $22,112,450   $60,961,734  $43,840,880   $60,942,730   $39,814,269
                                             ===========      ===========   ===========  ===========   ===========   ===========
NET ASSETS CONSIST OF:
 Common stock                                $         -      $   887,362   $ 2,521,354  $ 1,383,889   $ 2,288,686   $ 1,364,785
 Additional capital paid-in                   21,988,005       21,301,085    60,353,174   33,356,982    56,006,969    33,001,875
 Undistributed net investment income                  (8)          32,068        99,256       13,578        98,651        36,140
 Accumulated realized gain (loss)
   on investments                                      -           (4,136)      (10,834)     332,443       926,211     3,150,941
 Net unrealized appreciation
   (depreciation) on
   Investments                                         -         (103,929)   (2,001,216)   8,753,988     1,622,213     2,221,574
   Translation of assets and liabilities
      in foreign currencies                            -                -             -            -             -        38,954
                                             -----------      -----------   -----------  -----------   -----------   -----------
Net Assets                                   $21,987,997      $22,112,450   $60,961,734  $43,840,880   $60,942,730   $39,814,269
                                             ===========      ===========   ===========  ===========   ===========   ===========
CLASS A SHARES (NOTE 1):
 Net assets for 1, 1, 1, 1, 1 and
   1 share outstanding, respectively         $         1      $        25   $        24  $        32   $        27   $        29
 Net asset value and redemption price
   per Class A Share                         $      1.00      $     24.92   $     24.18  $     31.68   $     26.60   $     29.14

CLASS C SHARES (NOTE 1):
 Net assets for 21,987,996, 887,361,
   2,521,353, 1,383,888,                     $21,987,996      $22,112,425   $60,961,710  $43,840,848   $60,942,703   $39,814,240
   2,288,685, and 1,364,784 shares
   outstanding, respectively

 Net asset value and redemption price
   per share                                 $      1.00      $     24.92   $     24.18  $     31.68   $     26.63   $     29.17


                    SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF OPERATIONS FOR THE PERIOD OCTOBER 1, 1998  (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1999 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
                                             MONEY MARKET   SHORT-TERM BOND    BOND       LARGE CAP     SMALL CAP   INTERNATIONAL
                                                 FUND             FUND         FUND      EQUITY FUND   EQUITY FUND       FUND
                                             -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest                                    $   589,002      $   219,102   $ 1,430,180  $     4,949   $     4,910   $   529,260
 Dividends                                             -                -             -      270,300       308,832        58,187
                                             -----------      -----------   -----------  -----------   -----------   -----------
   Total Investment Income                       589,002          219,102     1,430,180      275,249       313,742       587,447
                                             -----------      -----------   -----------  -----------   -----------   -----------

EXPENSES:
 Investment advisory fees (Note 3)                11,826            6,679        42,304       28,890        41,896        28,326
 Administration fee (Note 3)                       5,913            2,226        14,101        9,630        13,965         9,442
 Accounting fee                                    8,478            4,006         8,478        8,478         8,478         8,478
 Custodian fees                                    1,332              390         3,666        3,124         4,308         2,355
 Transfer agency fees                              3,740            2,333         3,740        3,740         3,740         3,740
 Trustee expense                                   2,244            1,060         2,244        2,244         2,244         2,244
 Audit fees                                        2,493            1,576         2,493        2,493         2,493         2,493
 Legal fees                                        2,244            1,060         2,244        2,244         2,244         2,244
 Consulting fees                                   2,957            1,113         7,051        4,815         6,983         4,721
 Pricing fees                                          -              891         3,355        7,824        11,735           786
 Registration fees                                 4,987            2,356         4,987        4,987         4,987         4,987
 Reports to shareholders                               -              118           249          249           249           249
 Other                                             2,204            1,013         4,652        3,467         4,726         6,040
                                             -----------      -----------   -----------  -----------   -----------   -----------
   Total expenses before waivers                  48,418           24,821        99,564       82,185       108,048        76,105
   Fees waived (Note 3)                          (19,369)          (8,905)            -            -             -             -
                                             -----------      -----------   -----------  -----------   -----------   -----------
     Total expenses, net                          29,049           15,916        99,564       82,185       108,048        76,105
                                             -----------      -----------   -----------  -----------   -----------   -----------
Net investment income                            559,953          203,186     1,330,616      193,064       205,694       511,342
                                             -----------      -----------   -----------  -----------   -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY:
 Net realized gain (loss) on:
   Investments                                         -           (4,136)      (10,834)     332,443     1,018,557       546,982
   Foreign currency transactions                       -                -             -            -             -     4,472,268
 Net unrealized appreciation (depreciation)
   during the period on:
   Investments                                         -         (103,929)   (2,001,216)   8,753,988     1,622,213     2,221,574
   Translation of assets and liabilities in
     foreign currencies                                -                -             -            -             -        38,954
                                             -----------      -----------   -----------  -----------   -----------   -----------
 Net gain (loss) on investments and currency           -         (108,065)   (2,012,050)   9,086,431     2,640,770     7,279,778
                                             -----------      -----------   -----------  -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               $   559,953      $    95,121   $  (681,434) $ 9,279,495   $ 2,846,464   $ 7,791,120
                                             ===========      ===========   ===========  ===========   ===========   ===========

                    SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD OCTOBER 1, 1998  (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1999 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
                                             MONEY MARKET   SHORT-TERM BOND    BOND       LARGE CAP     SMALL CAP   INTERNATIONAL
                                                 FUND             FUND         FUND      EQUITY FUND   EQUITY FUND       FUND
                                             -----------      -----------   -----------  -----------   -----------   -----------

INCREASE IN NET ASSETS
Operations
 Net investment income                       $   559,953      $   203,186   $ 1,330,616  $   193,064   $   205,694   $   511,342
 Net realized gain (loss) on:
   Investments                                         -           (4,136)      (10,834)     332,443     1,018,557       546,982
   Foreign currency transactions                       -                -             -            -             -     4,472,268
 Net unrealized appreciation (depreciation)
   during the period on:
   Investments                                         -         (103,929)   (2,001,216)   8,753,988     1,622,213     2,221,574
   Translation of assets and liabilities
     in foreign currencies                             -                -             -            -             -        38,954
                                             -----------      -----------   -----------  -----------   -----------   -----------
 Net increase (decrease) in net assets
   resulting from operations                     559,953           95,121      (681,434)   9,279,495     2,846,464     7,791,120
                                             -----------      -----------   -----------  -----------   -----------   -----------
Distributions to shareholders from:
 Net investment income
   Class A                                             -                -            (1)           -             -             -
   Class C                                      (559,961)        (171,118)   (1,231,359)    (179,486)     (107,043)     (475,202)
 Net realized gain
   Class A                                             -                -             -            -             -            (1)
   Class C                                             -                -             -            -       (92,346)   (1,868,308)
                                             -----------      -----------   -----------  -----------   -----------   -----------
Total Distributions                             (559,961)        (171,118)   (1,231,360)    (179,486)     (199,389)   (2,343,511)
                                             -----------      -----------   -----------  -----------   -----------   -----------
Increase in net assets from Fund share
  transactions (Note 5)                       21,988,005       22,188,447    62,874,528   34,740,871    58,295,655    34,366,660
                                             -----------      -----------   -----------  -----------   -----------   -----------
Increase in net assets                        21,987,997       22,112,450    60,961,734   43,840,880    60,942,730    39,814,269

NET ASSETS:
 Beginning of period                                   -                -             -            -             -             -
                                             -----------      -----------   -----------  -----------   -----------   -----------
 End of period                               $21,987,997      $22,112,450   $60,961,734  $43,840,880   $60,942,730   $39,814,269
                                             ===========      ===========   ===========  ===========   ===========   ===========

                    SEE NOTES TO FINANCIAL STATEMENTS.

                                                               CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

FINANCIAL HIGHLIGHTS (Unaudited)                                 COMMENCEMENT OF OPERATIONS TO MARCH 31, 1999
-------------------------------------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements.  They should be read in conjunction with the financial statements and notes thereto.

                                                             MONEY MARKET FUND(A)       SHORT-TERM BOND FUND(B)
                                                            ----------------------      -----------------------
                                                            CLASS A        CLASS C      CLASS A         CLASS C
                                                            -------        -------      -------         -------
NET ASSET VALUE - BEGINNING OF PERIOD.....................  $ 1.00         $ 1.00       $25.00          $25.00
                                                            ------         ------       ------          ------
INVESTMENT OPERATIONS:
   Net investment income..................................    0.02           0.02         0.20            0.23
   Net realized and unrealized gain (loss) on investments
     and foreign currency transactions....................    0.00           0.00        (0.12)          (0.12)
                                                            ------         ------       ------          ------
     Total from investment operations.....................    0.02           0.02         0.08            0.11
                                                            ------         ------       ------          ------

Distributions:
   From net investment income.............................   (0.02)         (0.02)       (0.16)          (0.19)
   From net realized capital gain.........................       -              -            -               -
                                                            ------         ------       ------          ------
     Total distributions..................................   (0.02)         (0.02)       (0.16)          (0.19)
                                                            ------         ------       ------          ------
NET ASSET VALUE - END OF PERIOD...........................   $1.00          $1.00       $24.92          $24.92
                                                            ======         ======       ======          ======
TOTAL RETURN..............................................    2.31%          2.38%        0.40%           0.46%
Ratios of expenses to average net assets:
   before fee waivers.....................................    0.51%(1)       0.41%(1)     1.01%(1)        0.76%(1)
   after fee waivers......................................    0.35%(1)       0.25%(1)     0.81%(1)        0.56%(1)
Ratios of net investment income to average net assets:
   before fee waivers.....................................    4.72%(1)       4.82%(1)     4.66%(1)        4.91%(1)
   after fee waivers......................................    4.88%(1)       4.98%(1)     4.86%(1)        5.11%(1)

Portfolio turnover rate...................................     N/A            N/A        12.45%          12.45%
Net assets, end of period.................................      $1    $21,987,996          $25     $22,112,425


                                                                 BOND FUND(A)           LARGE CAP EQUITY FUND(A)
                                                            --------------------        -----------------------
                                                            CLASS A        CLASS C      CLASS A         CLASS C
                                                            -------        -------      -------         -------
NET ASSET VALUE - BEGINNING OF PERIOD....................   $25.00         $25.00       $25.00          $25.00
                                                            ------         ------       ------          ------
INVESTMENT OPERATIONS:
   Net investment income.................................     0.53           0.56         0.11            0.14
   Net realized and unrealized gain (loss) on investments
     and foreign currency transactions...................    (0.86)         (0.86)        6.67            6.67
                                                            ------         ------       ------          ------
     Total from investment operations....................    (0.33)         (0.30)        6.78            6.81
                                                            ------         ------       ------          ------
Distributions:
   From net investment income............................    (0.49)         (0.52)       (0.10)          (0.13)
   From net realized capital gains.......................        -              -            -               -
                                                            ------         ------       ------          ------
     Total distributions.................................    (0.49)         (0.52)       (0.10)          (0.13)
                                                            ------         ------       ------          ------
NET ASSET VALUE - END OF PERIOD..........................   $24.18         $24.18       $31.68          $31.68
                                                            ======         ======       ======          ======
TOTAL RETURN.............................................    (1.33)%        (1.22)%      27.15%          27.27%

Ratios of expenses to average net assets:
   before fee waivers....................................     0.60%(1)       0.35%(1)     0.67%(1)        0.42%(1)
   after fee waivers.....................................     0.60%(1)       0.35%(1)     0.67%(1)        0.42%(1)
Ratios of net investment income to average net assets:
   before fee waivers....................................     4.82%(1)       5.07%(1)     1.17%(1)        1.42%(1)
   after fee waivers.....................................     4.82%(1)       5.07%(1)     1.17%(1)        1.42%(1)

Portfolio turnover rate..................................     9.28%          9.28%       10.92%          10.92%
Net assets, end of period................................      $24    $60,961,710          $32     $43,840,848

(1) Annualized
(A) Commenced operations on 10/1/98.
(B) Commenced operations on 1/4/99.


                                     SEE NOTES TO FINANCIAL STATEMENTS.

                                                               CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

FINANCIAL HIGHLIGHTS - continued                                 COMMENCEMENT OF OPERATIONS TO MARCH 31, 1999
-------------------------------------------------------------------------------------------------------------
                                                                  SMALL CAP
                                                                EQUITY FUND(A)           INTERNATIONAL FUND(A)
                                                            ----------------------      -----------------------
                                                            CLASS A        CLASS C      CLASS A         CLASS C
                                                            -------        -------      -------         -------
NET ASSET VALUE - BEGINNING OF PERIOD....................   $25.00         $25.00       $25.00          $25.00
                                                            ------         ------       ------          ------
INVESTMENT OPERATIONS:
   Net investment income.................................     0.10           0.13         0.35            0.38
   Net realized and unrealized gain on investments and
      foreign currency transactions......................     1.59           1.59         5.52            5.52
                                                            ------         ------       ------          ------
      Total from investment operations...................     1.69           1.72         5.87            5.90
                                                            ------         ------       ------          ------

Distributions:
   From net investment income............................    (0.09)         (0.09)       (0.35)          (0.35)
   From net realized capital gains.......................     0.00           0.00        (1.38)          (1.38)
                                                            ------         ------       ------          ------
     Total distributions.................................    (0.09)         (0.09)       (1.73)          (1.73)
                                                            ------         ------       ------          ------

NET ASSET VALUE - END OF PERIOD..........................   $26.60         $26.63       $29.14          $29.17
                                                            ======         ======       ======          ======

TOTAL RETURN.............................................     6.76%          6.88%       23.72%          23.84%

Ratios of expenses to average net assets:
   before fee waivers....................................     0.63%(1)       0.38%(1)     0.65%(1)        0.40%(1)
   after fee waivers.....................................     0.63%(1)       0.38%(1)     0.65%(1)        0.40%(1)
Ratios of net investment income to average net assets:
   before fee waivers....................................     0.87%(1)       1.12%(1)     2.84%(1)        3.09%(1)
   after fee waivers.....................................     0.87%(1)       1.12%(1)     2.84%(1)        3.09%(1)

Portfolio turnover rate..................................    20.37%         20.37%       18.23%          18.23%
Net assets, end of period................................      $27     60,942,703          $29     $39,814,240

(1)Annualized
(A) Commenced operations on 10/1/98.
(B) Commenced operations on 1/4/99.


                                     SEE NOTES TO FINANCIAL STATEMENTS.

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                             MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                         ------        -----
SHORT-TERM INVESTMENTS (100.01%)
AIM Prime Portfolio - Cash Management Class.......... 21,990,444   $21,990,444
                                                                   -----------

     TOTAL INVESTMENTS (Cost $21,990,444) (100.01%)..               21,990,444
     OTHER ASSETS & LIABILITIES, NET ((0.01)%).......                   (2,447)
                                                                   -----------
     NET ASSETS (100.00%)............................              $21,987,997
                                                                   ===========


                     SEE NOTES TO FINANCIAL STATEMENTS.

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                          SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------

                                                      PRINCIPAL      VALUE
                                                      ---------      -----
AGENCY OBLIGATIONS (34.02%)

FEDERAL FARM MORTGAGE CO. (4.60%)
6.10%, 11/19/01....................................  $1,000,000    $1,016,603
                                                                   ----------

FEDERAL HOME LOAN BANK (7.63%)
4.885%, 02/23/01...................................   1,700,000     1,687,791
                                                                   ----------

FEDERAL HOME LOAN MORTGAGE CO. (8.12%)
5.375%, 03/01/01...................................   1,800,000     1,795,219
                                                                   ----------

FEDERAL NATIONAL MORTGAGE ASSOC. (13.67%)
5.72%, 01/09/01....................................   3,000,000     3,023,493
                                                                   ----------

TOTAL AGENCY OBLIGATIONS (Cost $7,556,962).........                 7,523,106
                                                                   ----------

CORPORATE BONDS (32.96%)

BANKS (5.87%)
Chase Manhattan Corp., 5.50%, 02/15/01.............     700,000       697,593
Mercantile Bancorp, 6.80%, 06/15/01................     590,000       599,870
                                                                   ----------
                                                                    1,297,463
                                                                   ----------

COMPUTER SYSTEMS (1.85%)
Honeywell, Inc., 7.35%, 05/15/00...................     400,000       407,758
                                                                   ----------

FINANCIAL SERVICES (10.08%)
Associates Corp., 6.70%, 05/29/01..................     500,000       511,036
Ford Motor Co., 9.0%, 09/15/01.....................     700,000       750,942
General Motors Accept. Corp., 9.625%, 12/15/01.....     150,000       164,267
Lehman Brothers Holdings, Inc., 6.20%, 01/15/02....     300,000       299,497
Merrill Lynch & Co., 6.06%, 10/15/01...............     500,000       504,105
                                                                   ----------
                                                                    2,229,847
                                                                   ----------

INSURANCE (2.29%)
Travelers Property Casualty Corp., 6.75%, 04/15/01.     500,000       507,213
                                                                   ----------

INVESTMENT COMPANIES (2.48%)
Bear Stearns Co., Inc., 5.75%, 02/15/01............     550,000       549,064
                                                                   ----------

MEDICAL PRODUCTS (3.23%)
American Home Products, 7.70%, 02/15/00............     700,000       714,146
                                                                   ----------

PHARMACEUTICAL (1.36%)
Upjohn Co., 5.875%, 04/15/00.......................     300,000       301,517
                                                                   ----------

PUBLISHING (2.26%)
Tribune Company, 5.30%, 04/17/00...................     500,000       498,673
                                                                   ----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                          SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------

                                                      PRINCIPAL      VALUE
                                                      ---------      -----
RAILROADS (2.35%)
Consolidated Rail Corp., 9.75%, 06/01/00...........     497,000   $   520,271
                                                                  -----------

RETAIL STORES (1.19%)
Penney (J.C.) Co., Inc, 9.05%, 03/01/01............     250,000       262,373
                                                                  -----------

TOTAL CORPORATE BONDS (Cost $7,322,548)............                 7,288,325
                                                                  -----------

U.S. TREASURY OBLIGATIONS (30.89%)
U.S. Treasury Notes
7.75%, 12/31/99....................................   2,100,000     2,143,970
6.625%, 06/30/01...................................   2,500,000     2,581,250
4.625%, 12/31/00...................................   2,120,000     2,105,425
                                                                  -----------

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,866,495)..                 6,830,645
                                                                  -----------

REPURCHASE AGREEMENTS (0.78%)
Fifth Third Bank, 4.30%, dated 03/31/99,
due 04/01/99, repurchase price $172,293
(collateralized by FHLMC pool #G10657,
7.50%, due 01/01/12, market value
$176,450 (Cost $172,271)...........................                   172,271
                                                                  -----------

   TOTAL INVESTMENTS (Cost $21,918,276) (98.65%)...                21,814,347
   OTHER ASSETS & LIABILITIES, NET (1.35%).........                   298,103
                                                                  -----------
   NET ASSETS (100%)                                              $22,112,450
                                                                  ===========

Cost for federal income tax at March 31, 1999,
was $21,918,276 and net unrealized depreciation
consisted of:
   Gross unrealized appreciation...................                 $   2,630
   Gross unrealized depreciation...................                  (106,559)
                                                                    ---------
   Net unrealized depreciation.....................                 $(103,929)
                                                                    =========

                     SEE NOTES TO FINANCIAL STATEMENTS.

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                     BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------

                                                      PRINCIPAL      VALUE
                                                      ---------      -----
AGENCY OBLIGATIONS (13.39%)

FEDERAL HOME LOAN BANK (5.88%)
5.77%, 12/22/99....................................   1,000,000   $ 1,004,897
5.50%, 07/14/00....................................   1,100,000     1,103,186
5.125%, 09/15/03...................................   1,500,000     1,474,708
                                                                    ---------
                                                                    3,582,791
                                                                    ---------

FEDERAL HOME LOAN MORTGAGE CO. (1.61%)
4.75%, 12/14/01....................................   1,000,000       984,381
                                                                    ---------

FEDERAL NATIONAL MORTGAGE ASSOC. (5.90%)
5.625%, 03/15/01...................................   1,000,000     1,007,425
6.96%, 04/02/07....................................   1,000,000     1,070,458
6.00%, 05/15/08....................................   1,500,000     1,517,091
                                                                    ---------
                                                                    3,594,974
                                                                    ---------

TOTAL AGENCY OBLIGATIONS (Cost $8,327,630).........                 8,162,146
                                                                    ---------

CORPORATE BONDS (26.88%)

AEROSPACE (0.63%)
Lockheed Martin Corp., 6.85%, 05/15/01.............   200,000         204,427
McDonnell Douglas Corp., 6.875%, 11/01/06..........   175,000         181,116
                                                                    ---------
                                                                      385,543
                                                                    ---------

AGRICULTURAL (0.29%)
Weyerhaeuser Co., 7.25%, 07/01/13..................   175,000         178,477
                                                                    ---------

AIRLINES (0.74%)
AMR Corp., 9.00%, 08/01/12.........................   175,000         208,750
Delta Air Lines, 9.75%, 05/15/21...................   200,000         240,848
                                                                    ---------
                                                                      449,598
                                                                    ---------

APPLIANCES (0.34%)
Whirlpool Corp., 9.5%, 06/15/00....................   200,000         206,637
                                                                    ---------

AUTO PARTS & EQUIPMENT (0.37%)
Autozone, Inc., 6.50%, 07/15/08....................   225,000         225,030
                                                                    ---------

BANKS (4.53%)
Bank of America Corp., 6.625%, 05/30/01............   100,000         101,491
BankBoston NA, 6.375%, 04/15/08....................   175,000         170,344
Bankers Trust Corp., 9.0%, 08/01/01................   100,000         105,632
Bankers Trust Corp., 8.125%, 05/15/02..............   110,000         115,317
Chase Manhattan Corp., 7.125%, 02/01/07............   225,000         236,332
Citicorp, 5.625%, 02/15/01.........................   100,000          99,717
First Chicago Corp., 9.875%, 08/15/00..............   175,000         184,746

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                     BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                      PRINCIPAL      VALUE
                                                      ---------      -----
First Union Corp., 8.125%, 06/24/02................   175,000      $  186,169
KeyCorp, 7.5%, 06/15/06............................   185,000         197,318
Mellon Financial Co., 6.875%, 03/01/03.............   100,000         102,872
Nationsbank Corp., 6.875%, 02/15/05................   100,000         103,563
Norwest Financial, Inc., 7.00%, 01/15/03...........   100,000         103,865
PNC Funding Corp., 6.875%, 03/01/03................   200,000         205,187
Republic NY Corp., 7.75%, 05/15/02.................   175,000         184,141
Southtrust Bank, Inc. 6.125%, 01/09/28.............   175,000         171,721
Suntrust Bank, Inc. 7.375%, 07/01/06...............   200,000         213,432
Wachovia Corp., 6.605%, 10/01/25...................   175,000         178,120
Wells Fargo Co., 6.875%, 04/01/06..................   100,000         103,654
                                                                    ---------
                                                                    2,763,621
                                                                    ---------

CHEMICALS (1.05%)
Dow Chemical Co., 6.85%, 08/15/13..................   175,000         176,981
E.I. Dupont De Nemours Co., 8.125%, 03/15/04.......   175,000         191,945
FMC Corp., 8.75%, 04/01/99.........................   100,000         100,000
Lubrizol Corp., 5.875%, 12/01/08...................   175,000         168,411
                                                                    ---------
                                                                      637,337
                                                                    ---------

COSMETICS & TOILETRIES (0.34%)
Procter & Gamble Co., 8.00%, 10/26/29..............   175,000         207,636
                                                                    ---------

DIVERSIFIED CONGLOMERATES (0.47%)
PPG Ind., Inc., 7.375%, 06/01/16...................   175,000         183,882
Tenneco, Inc., 8.075%, 10/01/02....................   100,000         105,014
                                                                    ---------
                                                                      288,896
                                                                    ---------

ELECTRONIC EQUIPMENT (0.59%)
Motorola, Inc. 6.50%, 03/01/08.....................   175,000         180,126
Texas Instruments, Inc., 6.875%, 07/15/00..........   175,000         178,175
                                                                    ---------
                                                                      358,301
                                                                    ---------

FINANCIAL SERVICES (3.63%)
Allstate Corp., 6.75%, 05/15/18....................   200,000         200,632
Associates Corp. of N.A., 6.5%, 10/15/02...........   200,000         204,934
Chrysler Financial Co. LLC, 5.875%, 02/07/01.......   170,000         170,917
Ford Motor Credit Co., 8.00%, 06/15/02.............   175,000         185,810
G.E. Capital Corp., 5.5%, 11/01/01.................   200,000         197,957
GMAC, 6.75%, 02/07/02..............................   200,000         205,105
Hartford Life, 7.65%, 06/15/27.....................   200,000         216,766
J.P. Morgan Co., Inc, 7.625%, 06/15/27.............   175,000         185,342
Lehman Bros. Holdings, 8.875%, 03/01/02............   100,000         105,984
Lehman Bros. Holdings, 6.625%, 02/15/08............   100,000          98,407
Merrill Lynch & Co., 6.25%, 01/15/06...............   100,000          98,986
Merrill Lynch & Co., 8.00%, 06/01/07...............   100,000         109,845
Morgan Stanley Dean Witter, 6.875%, 03/01/07.......   225,000         232,427
                                                                    ---------
                                                                    2,213,112
                                                                    ---------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                     BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                      PRINCIPAL      VALUE
                                                      ---------      -----
FOOD & BEVERAGE (1.31%)
Archer Daniels ADM., 7.125%, 03/01/13..............   225,000      $  237,508
Campbell Soup Co., 6.90%, 10/15/06.................   175,000         185,183
Heinz Co., 6.00%, 03/15/08.........................   175,000         175,767
Kroger Co., 7.00%, 05/01/18........................   200,000         200,605
                                                                   ----------
                                                                      799,063
                                                                   ----------

PAPER AND FOREST PRODUCTS (0.32%)
Int'l Paper Co., 7.625%, 01/15/07..................   185,000         197,260
                                                                   ----------

INSURANCE (0.63%)
International Lease Financial Corp.,
   7.00%, 05/15/00.................................   100,000         101,604
International Lease Financial Corp.,
   8.875%, 04/15/00................................   100,000         106,166
Travelers Prop. Casualty, 6.75%, 04/15/01..........   175,000         177,524
                                                                   ----------
                                                                      385,294
                                                                   ----------

INVESTMENT COMPANIES (0.37%)
Bear Stearns Co., Inc., 6.625%, 01/15/04...........   225,000         227,544
                                                                   ----------

MEDICAL PRODUCTS (0.33%)
Bausch & Lomb, Inc., 6.75%, 12/15/04...............   200,000         201,692
                                                                   ----------

OFFICE EQUIPMENT (0.30%)
Xerox Corp., 7.2%, 04/01/16........................   175,000         182,857
                                                                   ----------

OIL & GAS (2.35%)
Atlantic Richfield Co., 8.25%, 02/01/22............   200,000         232,661
BP America, Inc., 9.375%, 11/01/00.................   175,000         185,410
Chevron Capital USA, Inc., 7.45%, 08/15/04.........   175,000          81,292
Consol Natural Gas, 6.625%, 12/01/08...............   175,000         180,882
Dresser Industries, Inc. 6.25%, 06/01/00...........   100,000         100,749
Mobil Corp., 8.375%, 02/12/01......................   175,000         183,362
Southern Union Co., 7.60%, 02/01/24................   175,000         178,612
Texaco Capital, 8.50%, 02/15/03....................   175,000         191,544
                                                                   ----------
                                                                    1,434,512
                                                                   ----------

PHARMACEUTICAL (0.30%)
Bristol-Myers Squibb, 6.80%, 11/15/26..............   175,000         180,695
                                                                   ----------

PIPELINES (0.33%)
Enron Corp., 8.25%, 09/15/12.......................   175,000         202,107
                                                                   ----------

RAILROADS (0.62%)
Norfolk South Corp., 6.95%, 05/01/02...............   175,000         180,365
Union Pacific Corp., 6.125%, 01/15/04..............   200,000         198,473
                                                                   ----------
                                                                      378,838
                                                                   ----------

RETAIL STORES (1.57%)
J.C. Penney Co., Inc., 6.375%, 09/15/00............   100,000         100,486
J.C. Penney Co., Inc., 7.25%, 04/01/02.............   100,000         102,080

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                     BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                      PRINCIPAL      VALUE
                                                      ---------      -----
Rite Aid Corp., 6.875%, 08/15/13...................   175,000      $  169,128
Safeway, Inc., 7.00%, 09/15/07.....................   200,000         209,413
Sears, Roebucks & Co., 6.5%, 06/15/00..............   200,000         202,502
Wal-Mart Stores, Inc., 5.875%, 10/15/05............   175,000         175,603
                                                                   ----------
                                                                      959,212
                                                                   ----------

TELECOMMUNICATIONS (2.22%)
AT&T Corp., 7.5%, 06/01/06.........................   200,000         217,032
Bell Tel-Penn Co., 6.625%, 09/15/02................   175,000         180,182
GTE Florida, 6.86%, 02/01/28.......................   175,000         176,842
New York Tel. Co., 6.25%, 02/15/04.................   100,000         102,031
New York Tel. Co., 7.25%, 02/15/24.................   100,000         101,237
Pacific Bell, 6.25%, 03/01/05......................   100,000         100,965
Southern Ne Tel, 7.00%, 08/15/05...................   100,000         104,632
US West Comm., 6.375%, 10/15/02....................   225,000         230,413
Worldcom, Inc., 6.95%, 08/15/28....................   140,000         142,306
                                                                   ----------
                                                                    1,355,640
                                                                   ----------

UTILITIES (2.96%)
Baltimore G&E, 8.375%, 08/15/01....................   175,000         185,182
Central P&L Co., 6.625%, 07/01/05..................   175,000         178,859
Commonwealth Edison, 8.625% 02/01/22...............   150,000         160,437
Con. Edison, 7.6%, 01/15/00........................   100,000         101,692
Con. Edison, 6.375%, 04/01/03......................   100,000         102,253
Duke Energy Corp., 7.5%, 04/01/99..................   100,000         100,000
Duke Power Corp., 7.0%, 06/01/00...................   100,000         101,679
Penn Power & Light, Inc., 7.875%, 02/01/23.........   175,000         191,987
So. Cal Edison, 6.5%, 06/01/01.....................   175,000         177,757
Tennessee Valley Authority, 6.00%, 03/15/13........   500,000         502,128
                                                                   ----------
                                                                    1,801,974
                                                                   ----------

WASTE MANAGEMENT (0.29%)
WMX Technology, Inc., 6.7%, 05/01/01...............   175,000         177,570
                                                                   ----------

TOTAL CORPORATE BONDS (Cost $16,766,655............                16,398,446
                                                                   ----------

FOREIGN BONDS (6.44%)

FOREIGN CORPORATE BONDS (4.97%)
Abn Amro Bank, 7.55%, 06/28/06.....................   175,000         185,265
Amoco Canada Petro Co., Ltd., 7.25%, 12/01/02......   200,000         209,476
Banque Paribas NY, 8.35%, 06/15/07.................   150,000         165,644
Bayerische Landsbk Ciro, 7.375%, 12/14/02..........   100,000         105,568
Bell Canada, 9.5%, 10/15/10........................   200,000         253,024
Cable and Wire Comm. PLC, 6.75%, 03/06/08..........   175,000         175,835
Deutsche Bank Financial, 6.70%, 12/31/06...........   175,000         177,929
Dresdner Banks NY, 6.625%, 09/15/05................   225,000         226,601
Hanson Over., 7.375%, 01/15/03.....................   100,000         104,546
LB Baden-Wuettenberg, 7.625%, 02/01/23.............   200,000         221,250

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                     BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                      PRINCIPAL      VALUE
                                                      ---------      -----
Norsk Hydro, 6.70%, 01/15/18.......................   175,000      $  165,647
Northern Tel. Co., 8.75%, 06/12/01.................   100,000         106,174
Santander Financial Issuances, 7.875%, 04/15/05....   225,000         238,962
Sony Corp., 6.125%, 03/04/03.......................   225,000         227,667
Swiss Bank Corp. NY, 7.00%, 10/15/15...............   225,000         225,551
Toronto-Dominion Bank NY, 6.45%, 01/15/09..........   230,000         231,628
                                                                   ----------
                                                                    3,020,767
                                                                   ----------

FOREIGN GOVERNMENT REGIONAL (1.47%)
Province of Manitoba, 8.00%, 04/15/02..............   175,000         186,414
Nova Scotia, 7.25%, 07/27/13.......................   100,000         108,033
Ontario, 6.125%, 06/28/00..........................   175,000         176,696
Province of Quebec, 6.5%, 01/17/06.................   225,000         229,862
Saskatchewan, 8.00%, 02/01/13......................   170,000         197,693
                                                                   ----------
                                                                      898,698
                                                                   ----------

TOTAL FOREIGN BONDS (Cost $3,999,785)                               3,919,465
                                                                   ----------

U.S. TREASURY OBLIGATIONS (51.78%)

TREASURY BONDS (5.79%)
6.25%. 08/15/23.................................... 1,000,000       1,046,875
7.87%, 02/15/21.................................... 2,000,000       2,476,876
                                                                   ----------
                                                                    3,523,751
                                                                   ----------

TREASURY NOTES (45.99%)
6.75%, 08/15/26.................................... 2,000,000       2,232,500
7.5%, 11/15/16..................................... 2,000,000       2,350,000
8.125%, 08/15/19................................... 2,000,000       2,518,126
6.875%, 03/31/00...................................   450,000         458,578
6.5%, 08/15//05.................................... 1,550,000       1,645,423
6.5%, 05/31/01..................................... 1,700,000       1,749,407
6.25%, 08/31/00.................................... 1,000,000       1,016,875
6.625%, 05/15/07...................................   600,000         646,688
6.25%, 02/15/07....................................   200,000         210,438
7.50%, 02/15/05.................................... 1,800,000       1,995,750
7.25%, 05/15/04....................................   900,000         980,437
5.75%, 08/15/03.................................... 1,700,000       1,734,000
6.375%, 08/15/02................................... 4,200,000       4,352,250
7.5%, 11/15/01..................................... 1,400,000       1,480,500
7.875%, 8/15/01.................................... 2,500,000       2,653,908
5.375%, 06/30/00................................... 2,000,000       2,010,000
                                                                   ----------
                                                                   28,034,880
                                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,945,834).                31,558,631
                                                                   ----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                     BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                                     VALUE
                                                                     -----
REPURCHASE AGREEMENTS (0.15%)
Fifth Third Bank, 4.30%, dated 03/31/99, due
04/01/99, repurchase price $91,254 (collateralized
by FHLMC Pool #G10657, 7.50%, due 02/01/12, market
value $93,900
(Cost $91,243)..............................................      $    91,243
                                                                  -----------

     TOTAL INVESTMENTS (Cost $62,131,147) (98.64%)..........       60,129,931
     OTHER ASSETS & LIABILITIES, NET (1.36%)................          831,803
                                                                  -----------
     NET ASSETS (100%)......................................      $60,961,734
                                                                  ===========

Cost for federal income tax at March 31, 1999 was
$62,131,147 and net unrealized depreciation consisted of:
     Gross unrealized appreciation..........................      $    30,697
     Gross unrealized depreciation..........................       (2,031,913)
                                                                  -----------
     Net unrealized depreciation............................      $(2,001,216)
                                                                  ===========


                    SEE NOTES TO FINANCIAL STATEMENTS.

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
COMMON STOCK (97.99%)

ADVERTISING (0.31%)
Intepublic Group of Cos., Inc......................       812      $   63,235
Omnicom Group, Inc.................................       910          72,742
                                                                   ----------
                                                                      135,977
                                                                   ----------

AEROSPACE (1.40%)
Alliedsignal, Inc..................................     2,102         103,392
Boeing Co..........................................     4,229         144,315
General Dynamics Corp..............................       460          29,555
BF Goodrich Co.....................................       231           7,926
Lockheed Martin Corp...............................     2,126          80,124
Northrop Grumman Corp..............................       390          23,351
Raytheon Co. Cl B..................................     1,543          90,457
United Technologies Corp...........................     1,010         136,792
                                                                   ----------
                                                                      615,912
                                                                   ----------

AGRICULTURAL (0.38%)
Monsanto Co........................................     2,361         108,458
Pioneer Hi-Bred Intl., Inc.........................     1,525          57,378
                                                                   ----------
                                                                      165,836
                                                                   ----------

AIRLINES (0.44%)
AMR Corp.*.........................................       854          50,012
Delta Air Lines, Inc...............................       920          63,940
Southwest Airlines.................................     1,851          55,993
US Airways Group, Inc.*............................       453          22,112
                                                                   ----------
                                                                      192,057
                                                                   ----------

APPAREL (0.22%)
Fruit of the Loom Cl A*............................       397           4,119
Nike, Inc. - Cl B..................................     1,202          69,340
VF Corp............................................       448          21,140
                                                                   ----------
                                                                       94,599
                                                                   ----------

APPLIANCES (0.07%)
Maytag Corp........................................       150           9,056
Whirlpool Corp.....................................       414          22,511
                                                                   ----------
                                                                       31,567
                                                                   ----------

AUTOMOBILE MANUFACTURERS (1.32%)
Ford Motor Co......................................     5,158         292,717
General Motors Corp................................     3,034         263,579
Navistar International Corp.*......................       200           8,038
Paccar, Inc........................................       326          13,427
                                                                   ----------
                                                                      577,761
                                                                   ----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
AUTO PARTS & EQUIPMENT (0.23%)
Autozone, Inc.*....................................       387      $   11,755
Dana Corp..........................................        25          31,350
Genuine Parts Co...................................       760          21,898
TRW Corp...........................................       755          34,353
                                                                   ----------
                                                                       99,356
                                                                   ----------

BANKS (7.43%)
BB&T Corp..........................................       670          24,246
Banc One Corp......................................     5,234         288,197
Bank America Corp..................................     7,468         527,428
Bank of New York, Inc..............................     2,618          94,084
Bankboston Corp....................................     1,208          52,322
Bankers Trust Corp.................................       644          56,832
Chase Manhattan Corp...............................     3,702         301,019
Comerica, Inc......................................       798          49,825
Fifth Third Bankcorp...............................     1,288          84,927
First Union Corp...................................     4,214         225,186
Firstar Corp.......................................     1,010          90,395
Fleet Financial Group, Inc.........................     2,542          95,643
Golden West Financial Corp.........................       640          61,120
J.P. Morgan & Co, Inc..............................     1,002         123,622
Keycorp............................................     1,620          49,106
Mellon Bank Corp...................................     1,150          80,931
Mercantile Bancorp.................................       520          24,700
National City Corp.................................     1,547         102,682
Northern Trust Corp................................       660          58,616
PNC Bank Corp......................................     1,435          79,732
Regions Financial Corp.............................       280           9,695
Republic New York Corp.............................       300          13,838
State Street Boston Corp...........................       870          71,503
Summit Bancorp.....................................       370          14,430
Suntrust Banks, Inc................................     1,275          79,369
Synovus Financial Corp.............................       525          10,730
U.S. Bancorp.......................................     3,002         102,256
Union Planters Corp................................       610          26,802
Wachovia Corp......................................     1,082          87,845
Washington Mutual Financial Services, Inc..........     2,781         113,673
Wells Fargo & Co...................................     7,264         254,694
                                                                   ----------
                                                                    3,255,448
                                                                   ----------
BROADCASTING (0.92%)
CBS Corp.*.........................................     5,526         226,221
Clear Channel Comm, Inc.*..........................     2,240         150,220
Meridith Corp......................................       848          26,659
                                                                   ----------
                                                                      403,100
                                                                   ----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
BUILDING (0.13%)
Armstrong World Industries.........................       360     $    16,268
Masco Corp.........................................     1,170          33,053
Owens Corning......................................       236           7,507
                                                                  -----------
                                                                       56,828
                                                                  -----------

BUILDING MAINTENANCE & SERVICE (0.03%)
Ecolab, Inc........................................       426          15,122
                                                                  -----------

CHEMICALS (1.33%)
Air Products & Chemicals, Inc......................     1,158          39,662
Dow Chemical.......................................     1,181         110,054
Dupont De Nemours & Co.............................     4,964         288,222
Eastman Chemical Co................................       470          19,769
Engelhard Corp.....................................       534           9,045
Great Lakes Chem Corp..............................       200           7,350
Hercules, Inc......................................       453          11,438
Morton International, Inc..........................       538          19,772
Praxair, Inc.......................................       621          22,395
Rohm & Haas Co.....................................       320          10,740
Sigma Aldrich Corp.................................       498          14,567
Union Carbide Corp.................................       546          24,672
W. R. Grace & Co.*.................................       384           4,656
                                                                  -----------
                                                                      582,342
                                                                  -----------

COMPUTER HARDWARE (3.81%)
Apple Computer, Inc.*..............................       439          15,777
Compaq Computer Corp...............................     6,690         211,989
Dell Computer Corp.*...............................    10,372         423,956
EMC Corp.*.........................................     2,128         271,852
Gannett Inc........................................     2,734         172,242
Gateway 2000 Inc.*.................................       640          43,880
Hewlett-Packard Co.................................     4,513         306,038
Seagate Technology, Inc.*..........................       855          25,276
Sun Microsystems, Inc.*............................     1,593         199,025
                                                                  -----------
                                                                    1,670,035
                                                                  -----------

COMPONENTS (0.26%)
Honeywell, Inc.....................................       610          46,246
Johnson Controls, Inc..............................       434          27,071
Parker Hannifin Corp...............................       421          14,419
Perkin Elmer Corp..................................       275          26,692
                                                                  -----------
                                                                      114,428
                                                                  -----------

COMPUTER SERVICES & SOFTWARE (7.75%)
3Com Corp*.........................................     1,423          33,174
Adobe Systems, Inc.................................       370          20,997
America Online Inc.*...............................     3,840         560,640
Ascend Communications Inc.*........................       990          82,851

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
Autodesk, Inc......................................       150     $     6,066
Automatic Data Processing, Inc.....................     3,040         125,780
BMC Software Inc.*.................................       850          31,503
Cabletron Systems*.................................       640           5,240
Ceridian Corp.*....................................       880          32,175
Computer Associates International, Inc.............     2,435          86,595
Computer Sciences Corp.*...........................       738          40,728
Compuware Corp.*...................................     1,680          40,110
Electronic Data Systems............................     2,240         109,060
First Data Corp....................................     1,711          73,145
Microsoft Corp.*...................................    20,644       1,850,219
Novell, Inc.*......................................     1,019          25,666
Oracle Corp.*......................................     7,838         206,727
Parametric Technology Corp.........................       880          17,380
Peoplesoft, Inc.*..................................       850          12,431
Silicon Graphics, Inc.*............................       605          10,096
Unisys Corp.*......................................     1,000          27,687
                                                                  -----------
                                                                    3,398,270
                                                                  -----------

COMPUTER SYSTEMS (1.60%)
International Business Machine.....................     3,948         699,783
                                                                  -----------

COMMERCIAL SERVICES (0.12%)
Cendant Corp.*.....................................     3,236          50,967
                                                                  -----------

CONSUMER PRODUCTS (0.75%)
American Greetings Corp. Cl A......................       550          13,956
The Unilever Group.................................     3,494         232,133
The Clorox Co......................................       656          76,875
Tupperware Corp....................................       371           6,678
                                                                  -----------
                                                                      329,642
                                                                  -----------

CONTAINERS (0.10%)
Bemis Co..........................................        115           3,572
Crown Cork & Seal Co., Inc........................        556          15,881
Owens Illinois, Inc.*.............................        500          12,500
Sealed Air Corp.*.................................        205          10,083
                                                                  -----------
                                                                       42,036
                                                                  -----------

COSMETICS & TOILETRIES (2.90%)
Avon Products, Inc................................      1,248          58,734
Colgate Palmolive C...............................      1,724         158,608
Gillette Co.......................................      5,148         305,984
Int'l Flavors & Fragrance, Inc....................        946          35,534
Kimberly Clark Corp...............................      2,486         119,173
Procter & Gamble Co...............................      6,072         594,677
                                                                  -----------
                                                                    1,272,710
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
DIVERSIFIED CONGLOMERATES (4.81%)
Cooper Industries, Inc............................        454     $    19,352
Corning, Inc......................................        933          55,980
Danaher Corp......................................        410          21,423
Eaton Corp........................................        400          28,600
General Electric Co...............................     13,876       1,535,032
Illinois Tool Works, Inc..........................      1,216          75,240
ITT Industries, Inc...............................        588          20,801
National Service Industries, Inc..................        200           6,813
PPG Industries, Inc...............................      1,005          51,506
Raychem Corp......................................        260           5,866
Tenneco, Inc......................................        818          22,853
Textron, Inc......................................        820          63,447
Tyco International Ltd............................      2,828         202,909
                                                                  -----------
                                                                    2,109,822
                                                                  -----------

ELECTRONIC EQUIPMENT (3.53%)
Advanced Micro Devices*...........................        579           8,975
AMP, Inc..........................................        834          44,775
Applied Materials, Inc.*..........................      1,490          91,914
Emerson Electric Co...............................      2,016         106,722
Intel Corp........................................      6,836         814,339
KLA-Tencor Corp.*.................................        300          14,569
LSI Logic Corp.*..................................        425          13,255
Micron Technology, Inc.* .........................      1,038          50,084
Motorola Rights Exp. 11/08/08 ....................      2,670               0
Motorola, Inc. ...................................      2,670         195,577
Solectron Corp.* .................................        780          37,879
Texas Instruments, Inc. ..........................      1,632         161,976
Thomas & Betts Corp. .............................        245           9,202
                                                                  -----------
                                                                    1,549,267
                                                                  -----------

ENGINEERING (0.03%)
Fluor Corp. ......................................        480          12,960
                                                                  -----------

ENTERTAINMENT & LEISURE (0.28%)
Brunswick Corp. ..................................        774          14,754
Hasbro, Inc. .....................................      1,125          32,555
Mattel, Inc. .....................................      1,501          37,337
                                                                  -----------
                                                                       84,646
                                                                  -----------

FINANCIAL SERVICES (5.38%)
American Express Co. .............................      2,006         235,705
Associates First Capitol Corp. ...................      3,352         150,840
Capital One Financial Corp. ......................        310          46,810
Citigroup, Inc. ..................................      9,403         600,617
Countrywide Credit Industries, Inc. ..............        450          16,875
Deluxe Corp. .....................................        537          15,640
Dun & Bradstreet Corp. ...........................        796          28,357

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
Equifax, Inc. ....................................        510      $   17,531
Fannie Mae .......................................      4,561         315,849
Federal Home Loan Mortgage Corp. .................      2,938         167,833
H.R. Block, Inc. .................................        300          14,213
Household International, Inc. ....................      1,879          85,729
Lehman Brothers Holding, Inc. ....................        420          25,095
MBNA Corp. .......................................      2,665          63,627
Morgan Stanley Dean Witter & Co. .................      2,517         251,542
Paychex, Inc. ....................................        790          37,476
Providian Financial Corp. ........................        606          66,660
Schwab (Charles) Corp. ...........................      1,800         173,025
Service Corp. International ......................      1,282          18,269
SLM Holding Corp. ................................        630          26,303
                                                                  -----------
                                                                    2,357,996
                                                                  -----------

FOOD & BEVERAGE (3.40%)
Albertson's, Inc. ................................      1,222          66,370
American Stores Co. ..............................      1,144          37,752
Archer-Daniels Midland Co. .......................      3,197          46,956
Best Foods Co. ...................................      2,578         121,166
Campbell Soup Co. ................................      3,004         122,225
General Mills, Inc. ..............................      1,634         123,469
Great Atlantic & Pacific Tea Co. .................        300           9,000
Heinz (H.J.) Co. .................................      2,847         134,877
Hershey Foods Corp. ..............................      1,190          66,640
Kellogg Co. ......................................      2,800          94,675
Kroger Co.* ......................................      1,242          74,365
Quaker Oats Co. ..................................      1,171          73,261
Ralston-Ralston Purina Group .....................      1,468          39,177
Safeway, Inc.* ...................................      2,280         116,993
Sara Lee Corp. ...................................      5,140         127,215
Supervalu, Inc. ..................................      1,500          30,937
Sysco Corp. ......................................      2,108          55,467
Winn Dixie Stores, Inc. ..........................        880          32,890
Wm. Wrigley Jr. Co. ..............................      1,315         118,925
                                                                  -----------
                                                                    1,492,360
                                                                  -----------

FOREST & PAPER PRODUCTS (0.54%)
Boise Cascade Corp. ..............................        225           7,256
Champion Int'l Corp. .............................        362          14,865
Fort James Corp. .................................        822          26,047
Fort James Rights ................................        822               0
Georgia-Pacific Group ............................        493          36,605
Int'l Paper Co. ..................................      1,330          56,109
Temple Inland, Inc. ..............................        180          11,295
Union Camp Corp. .................................        391          26,246
Westvaco Corp. ...................................        206           4,326
Weyerhaeuser Co. .................................        834          46,287
Willamette Ind., Inc. ............................        146           5,512
                                                                  -----------
                                                                      234,548
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
HEALTHCARE SERVICES (0.56%)
Alza Corp. Cl A* .................................        300     $    11,475
Columbia/HCA Healthcare Corp. ....................      2,892          54,767
HCR Manor Care, Inc.* ............................        485          11,064
Healthsouth Rehabilitation Corp.* ................      1,550          16,081
Mekesson HBOC, Inc. ..............................      1,119          73,854
Tenet Healthcare Corp.* ..........................      1,303          24,676
United Healthcare Corp. ..........................      1,060          55,783
                                                                  -----------
                                                                      247,700
                                                                  -----------

HOME FURNISHINGS (0.14%)
Newell Rubbermaid, Inc. ..........................      1,299          61,694
                                                                  -----------

HOTELS (0.0%)
Marriott International, Inc. .....................      1,633          36,028
                                                                  -----------

INSURANCE (3.64%)
Aetna Life & Casualty, Inc. ......................        744          61,752
Allstate Corp. Right .............................      2,926               0
Allstate Corp. ...................................      2,926         108,445
American General Corp. ...........................      1,227          86,504
American International Group, Inc. ...............      5,440         656,200
Aon Corp. ........................................        716          45,287
Chubb Corp. ......................................        730          42,751
Cigna Corp. ......................................        968          81,131
Cincinnati Financial Corp. .......................        600          21,862
Conseco Co., Inc. ................................      1,146          35,382
Hartford Financial Services Group, Inc. ..........        678          38,519
Humana, Inc.* ....................................        605          10,436
Jefferson Pilot Corp. ............................        769          52,100
Lincoln National Corp. ...........................        494          48,844
Marsh & Mclennan Co., Inc. .......................      1,423         105,569
MBIA, Inc. .......................................        430          24,940
Mgic Investment Corp. ............................        300          10,519
Progressive Corp. ................................        370          53,095
Provident Companies, Inc. ........................        110           3,802
Safeco Corp. .....................................        329          13,304
Saint Paul Cos. ..................................        200           6,212
Torchmark Corp. ..................................        350          11,069
Transamerica Corp. ...............................        840          59,640
Unum Corp. .......................................        414          19,690
                                                                  -----------
                                                                    1,597,053
                                                                  -----------

INVESTMENT COMPANIES (0.39%)
Bear Stearns Cos., Inc. ..........................        168           7,507
Franklin Resources, Inc. .........................      1,070          30,094
Merrill Lynch & Co. ..............................      1,532         135,486
                                                                  -----------
                                                                      173,087
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
INDUSTRIAL (0.59%)
Black & Decker Corp. .............................        481     $    26,665
Case Corp. .......................................        238           6,039
Caterpillar, Inc. ................................      1,662          76,348
Deere & Co. ......................................        808          31,209
Dover Corp. ......................................        880          28,930
Grainger, Inc. ...................................        190           8,182
Ingersoll-Rand Co. ...............................        673          33,397
McDermott International, Inc. ....................        200           5,063
Rockwell International Corp. .....................        856          36,327
Thermo Electron Corp.* ...........................        552           7,487
                                                                  -----------
                                                                      259,647
                                                                  -----------

MEDICAL DRUGS (1.36%)
Schering-Plough Corp. ............................      6,460         357,319
Warner Lambert Co. ...............................      3,592         237,746
                                                                  -----------
                                                                      595,065
                                                                  -----------

MEDICAL PRODUCTS (11.45%)
Abbott Labs ......................................      6,686         312,988
Allergan, Inc. ...................................        340          29,878
American Home Products Corp. .....................      5,420         353,655
Amgen, Inc.* .....................................      3,140         235,108
Bausch & Lomb, Inc. ..............................        325          21,125
Baxter Intl., Inc. ...............................      1,493          98,538
Becton, Dickinson Co. ............................      1,080          41,378
Biomet, Inc. .....................................        350          14,678
Boston Scientific Corp.* .........................      1,892          76,744
Bristol-Myers Squibb Co. .........................     12,698         816,640
C R Bard, Inc. ...................................        330          16,644
Cardinal Health, Inc. ............................      1,170          77,220
Guidant Corp. ....................................      1,496          90,508
IMS Health, Inc. .................................      1,602          53,066
Johnson & Johnson ................................      6,066         568,308
Lilly (Eli) & Co. ................................      4,800         407,400
Mallinckrodt, Inc. ...............................        500          13,313
Medtronic, Inc. ..................................      2,616         187,698
Merck & Co. ......................................      9,980         800,271
Pfizer, Inc. .....................................      5,648         783,660
Shared Medical Systems, Inc. .....................        190          10,581
St. Jude Medical Inc.* ...........................        467          11,383
                                                                  -----------
                                                                    5,020,784
                                                                  -----------

METALS (0.45%)
Alcan Aluminum Ltd. ..............................      1,317          33,995
Alcoa, Inc. ......................................      1,934          79,657
Asarco, Inc. .....................................        350           4,812
Freeport- McMoran Copper & Gold, Inc. ............      1,090          11,854
Inco Ltd. ........................................      1,167          15,536

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
Phelps Dodge Corp. ...............................        220     $    10,835
Placer Dome, Inc. ................................        947          10,595
Reynolds Metals Co. ..............................        477          23,045
Timken Co. .......................................        350           5,687
                                                                  -----------
                                                                      196,016
                                                                  -----------

MINING AND BUILDING MATERIALS (0.09%)
Barrick Gold Corp. ...............................      1,441          24,587
Newmont Mining Corp. .............................        958          16,765
                                                                  -----------
                                                                       41,352
                                                                  -----------

MISCELLANEOUS MANUFACTURING (0.35%)
Minnesota Mining and Manufacturing Co. ...........      2,102         148,717
Pall Corp. .......................................        209           3,462
                                                                  -----------
                                                                      152,179
                                                                  -----------

OFFICE EQUIPMENT (0.62%)
Avery Dennison Corp. .............................        231          13,283
Ikon Office Solutions, Inc. ......................        672           8,610
Pitney Bowes, Inc. ...............................      1,314          83,767
Xerox Corp. ......................................      3,082         164,502
                                                                  -----------
                                                                      270,162
                                                                  -----------

OIL & GAS (5.60%)
Amerada Hess Corp. ...............................        518          26,062
Anadarko Petro Corp. .............................        290          10,948
Ashland, Inc. ....................................        345          14,123
Atlantic Richfield Co. ...........................      1,682         122,786
Baker Hughes, Inc. ...............................        610          14,831
Burlington Resource, Inc. ........................        697          27,836
Chevron Oil Corp. ................................      3,007         265,932
Chevron Oil Rights Corp. .........................      3,007               0
Exxon Corp. ......................................     10,278         725,241
Halliburton Co. ..................................      1,558          59,983
Mobil Corp. ......................................      3,486         306,767
Occidental Petroleum Corp. .......................      1,053          18,954
Phillips Petroleum Co. ...........................        994          46,967
Royal Dutch Petroleum Co. ........................      9,170         476,840
Schlumberger, Ltd. ...............................      2,410         145,052
Sempra Energy ....................................        215           4,125
Texaco, Inc. .....................................      2,112         119,856
The Costal Corp. .................................        300           9,900
Union Pacific Resource Group, Inc. ...............        381           4,524
Unocal Corp. .....................................        722          26,579
USX Marathon Group, Inc. .........................        996          27,390
                                                                  -----------
                                                                    2,454,696
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
PAINT & RELATED PRODUCTS (0.05%)
Sherwin Williams Co. .............................        796     $    22,387
                                                                  -----------

PHARMECEUTICAL (0.31%)
Pharmacia & Upjohn, Inc. .........................      2,214         138,098
                                                                  -----------

PHOTOGRAPHY EQUIPMENT (0.25%)
Eastman Kodak Co. ................................      1,654         105,649
Polaroid Corp. ...................................        300           6,019
                                                                  -----------
                                                                      111,668
                                                                  -----------

PIPELINES (0.49%)
Columbia Energy Group ............................        388          20,273
Consolidated National Gas Co. ....................        651          31,696
Enron Corp. ......................................      1,496          96,118
Sonat, Inc. ......................................        346          10,380
Williams Cos., Inc. ..............................      1,410          55,695
                                                                  -----------
                                                                      214,162
                                                                  -----------

PRINTING (0.07%)
R. R. Donnelley & Son Co. ........................      1,008          32,445
                                                                  -----------

PUBLISHING (0.84%)
Dow Jones & Co. ..................................        715          33,739
Knight-Ridder, Inc. ..............................        819          40,950
McGraw-Hill Cos., Inc. ...........................      1,950         106,275
New York Times Co. Cl A ..........................        834          23,769
Times Mirror Co. Cl A ............................        768          41,520
Tribune Co. ......................................      1,850         121,059
                                                                  -----------
                                                                      367,312
                                                                  -----------

RETAIL STORES (6.0%)
Circuit City Stores, Inc. ........................        435          33,332
Consolidated Stores Corp.* .......................        350          10,609
Costco Cos., Inc.* ...............................        990          90,647
CVS Corp. ........................................      1,834          87,115
Dayton Hudson Corp. ..............................      1,904         126,854
Dillard's, Inc. ..................................        300           7,612
Dollar General ...................................        582          19,787
Federated Department Stores, Inc.* ...............        717          28,770
Fred Meyer, Inc.* ................................        610          35,914
Gap, Inc. ........................................      2,487         167,406
Harcourt General, Inc. ...........................        694          30,753
Home Depot, Inc. .................................      6,246         388,814
J.C. Penney Co. ..................................      1,347          54,554
K-Mart Corp.* ....................................      1,498          25,185
Kohl's Corp.* ....................................        690          48,904
Longs Drug Stores Corp. ..........................        150           4,566
Lowe's Cos. ......................................      1,538          93,049

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
May Department Store Co. .........................      1,938     $    75,824
Nordstrom, Inc. ..................................        480          19,620
Reebok International Ltd.* .......................        300           4,763
Rite Aid Corp. ...................................        932          23,300
Sears, Roebuck & Co. .............................      1,654          74,740
Staples, Inc.* ...................................      1,470          48,326
Tandy Corp. ......................................        410          26,163
The Limited, Inc. ................................      1,105          43,786
TJX Companies, Inc. ..............................      1,180          40,120
Toys 'R' Us, Inc.* ...............................      1,041          19,584
Wal Mart Stores, Inc. ............................      9,519         877,532
Walgreen Co. .....................................      4,336         122,492
                                                                  -----------
                                                                    2,630,121
                                                                  -----------

STEEL (0.09%)
Allegheny Teledyne, Inc. .........................        343           6,496
Nucor ............................................        561          24,719
USX-U.S. Steel Group, Inc. .......................        423           9,940
                                                                  -----------
                                                                       41,155
                                                                  -----------

TELECOMMUNICATIONS (12.18%)
Airtouch Communications, Inc.* ...................      2,526         244,075
Alltel Corp.......................................      1,268          79,092
Ameritech Corp. ..................................      4,816         278,726
Andrew Corp.* ....................................        412           5,073
AT&T Corp. .......................................      7,787         621,500
Bell Atlantic Corp. ..............................      6,906         356,954
Bellsouth Corp. ..................................      8,856         354,794
Cisco Systems, Inc. ..............................      6,542         716,758
Frontier Corp. ...................................        433          22,462
General Instrument Corp.* ........................        499          15,126
GTE Corp. ........................................      4,396         265,957
Lucent Technologies, Inc. ........................      5,418         583,790
MCI Worldcom, Inc.* ..............................      7,823         692,824
Nextel Communications Cl A* ......................      1,250          45,781
Northern Telecom Ltd. ............................      2,777         172,521
SBC Communications, Inc. .........................      8,314         391,797
Sprint Corp. (PCS Group) .........................      1,760          77,990
Sprint Corp. .....................................      2,061         202,236
Tellabs, Inc.* ...................................        816          79,764
US West, Inc. ....................................      2,375         130,773
                                                                  -----------
                                                                    5,337,993
                                                                  -----------

TIRE & RUBBER (0.09%)
Goodyear Tire & Rubber Co. .......................        800          39,850
                                                                  -----------

TOOLS (0.02%)
Stanley Works ....................................        260           6,663
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
TRANSPORTATION (0.45%)
Burlington Northern Santa Fe Corp. ...............        894     $    29,390
CSX Corp. ........................................        825          32,123
FDX Corp.* .......................................        653          60,607
Norfolk Southern Corp. ...........................        696          18,357
Union Pacific Corp. ..............................      1,103          58,942
                                                                  -----------
                                                                      199,419
                                                                  -----------

TRUCKING & LEASING (0.02%)
Ryder Systems, Inc. ..............................        250           6,906
                                                                  -----------

UTILITIES (2.10%)
AES Corp. ........................................        960          35,760
Ameren Corp. .....................................        798          28,878
American Electric Power Co. ......................      1,277          50,681
Baltimore Gas & Electric Co. .....................        189           4,796
Carolina Power & Light Co. .......................        934          35,317
Central & Southwest Corp. ........................        766          17,953
Cinergy Corp. ....................................        664          18,260
Consolidated Edison, Inc. ........................      1,329          60,220
Dominion Resources, Inc. .........................      1,224          45,212
DTE Energy Co. ...................................        789          30,327
Duke Energy Co. ..................................      1,843         100,674
Edison International .............................      1,206          26,834
Entergy Corp. ....................................      1,055          29,013
Firstenergy Corp. ................................        435          12,152
FPL Group, Inc. ..................................      1,079          57,457
GPU, Inc.  .......................................        575          21,455
GPU, Inc. Rights  ................................        575               0
Northern States Power-Mn Co. .....................        950          22,027
PP&L  Resource, Inc. .............................        275           6,806
PG&E Corp. .......................................      1,999          62,094
Pacificorp .......................................        496           8,556
PECO Energy Co. ..................................        736          34,040
Public Service Enterprise, Inc. ..................      1,087          41,510
Reliant Energy, Inc. .............................        830          21,632
Southern Co. .....................................      2,650          61,777
Texas Utilities Co. ..............................      1,451          60,489
Unicom Corp. .....................................        782          28,592
                                                                  -----------
                                                                      922,512
                                                                  -----------

WASTE MANAGEMENT (0.32%)
Browning Ferris Ind., Inc. .......................        898          34,629
Waste Management Services, Inc. ..................      2,353         104,414
                                                                  -----------
                                                                      139,043
                                                                  -----------

TOTAL COMMON STOCK (Cost $34,211,876) ............                 42,960,572
                                                                  -----------

MISCELLANEOUS ASSETS (1.81%)
Amex S & P Depository ............................
(Cost $788,838) ..................................      6,180         794,130
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                                     VALUE
                                                                     -----
                                                                      139,043
                                                                  -----------

REPURCHASE AGREEMENTS (0.12%)
Fifth Third Bank, 4.30%, dated 03/31/99,
due 04/01/99, repurchase price $50,346
(collateralized by FHLMC Pool #G10657, 7.50%,
due 02/01/12, market value $51,593
(Cost $50,340) ...................................                $    50,340
                                                                  -----------

   TOTAL INVESTMENT ($35,051,054) (99.92%) .......                 43,805,042
   OTHER ASSETS & LIABILITIES, NET (.08%) ........                     35,838
                                                                  -----------
   NET ASSETS (100%) .............................                $43,840,880
                                                                  ===========


* Non-income producing security.

Cost for federal income tax at March 31, 1999 was
$35,051,054 and net unrealized depreciation
consisted of :
   Gross unrealized appreciation .................                 $9,458,048
   Gross unrealized depreciation .................                   (704,060)
                                                                  -----------
   Net unrealized appreciation ...................                 $8,753,988
                                                                  ===========


                    SEE NOTES TO FINANCIAL STATEMENTS.

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
COMMON STOCK (99.59%)

ADVERTISING (0.60%)
Ha-Lo Industries, Inc.* ..........................      8,160     $   100,470
True North Communications, Inc. ..................      9,389         264,066
                                                                  -----------
                                                                      364,536
                                                                  -----------

AEROSPACE (1.09%)
AAR Corp. ........................................      6,022         107,267
Alliant Techsystems, Inc.* .......................      2,513         195,228
BE Aerospace, Inc.* ..............................      5,480          80,830
Kaman Corp. Cl A .................................      4,493          57,566
Orbital Sciences Corp.* ..........................      7,922         224,291
                                                                  -----------
                                                                      665,182
                                                                  -----------

AGRICULTURAL (0.40%)
Delta & Pine Land Co. ............................      7,916         243,416
                                                                  -----------

AIRLINES (0.34%)
Comair Holdings, Inc. ............................      2,786          65,807
Skywest, Inc. ....................................      4,850         140,043
                                                                  -----------
                                                                      205,850
                                                                  -----------

APPAREL (1.62%)
Authentic Fitness Corp. ..........................      4,943          76,308
K-Swiss, Inc. Cl A ...............................      3,920          98,980
Kellywood Co. ....................................      5,650         124,652
Nautica Enterprises, Inc. ........................      7,326          82,875
Oshkosh B'Gosh Cl A  .............................      4,320          76,410
Oxford Industries, Inc. ..........................      3,170          77,269
St. John Knits, Inc. .............................      4,203         110,853
The Dress Barn, Inc.* ............................      5,356          74,315
Timberland Co. Cl A* .............................      2,999         189,123
Wolverine World Wide, Inc. .......................      8,038          76,361
                                                                  -----------
                                                                      987,146
                                                                  -----------

AUTO PARTS & EQUIPMENT (0.96%)
Discount Auto Parts, Inc.* .......................      3,991          85,806
O'Reilly Automotive, Inc.* .......................      4,540         203,164
Standard Motor Products, Inc. ....................      3,956          81,840
Standard Products Co. ............................      4,802          78,033
Standard Products Co. Rights* ....................      4,602               -
Wabash National Corp. ............................      6,050          70,331
Wynns International, Inc. ........................      3,930          68,529
                                                                  -----------
                                                                      587,703
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
BANKS (7.39%)
Anchor Bancorp Wisconsin, Inc. ...................      2,680     $    41,205
Banknorth Group, Inc. ............................      5,520         155,940
Carolina First Corp.  ............................      4,840         106,480
Centura Banks, Inc.  .............................      5,866         341,328
Commerce Bancorp, Inc. ...........................      5,548         228,855
Commercial Federal Corp. .........................     11,890         275,699
Cullen Frost Bankers, Inc. .......................      6,111         292,946
Downey Financial Corp. ...........................      5,166          94,602
First Merit Corp. ................................     16,462         423,897
First Midwest Bancorp, Inc. ......................      6,510         247,380
First Bancorp Puerto Rico  .......................      4,820         115,981
Hubco, Inc. ......................................      8,892         298,438
JSB Financial, Inc. ..............................      3,905         195,738
MAF Bancorp, Inc. ................................      3,600          80,100
Premier Bancshares, Inc. .........................      4,160          82,160
Provident Bancshares Corp. .......................      5,200         135,850
Queens County Bancorp, Inc. ......................      3,745         101,115
Riggs National Corp. .............................      5,966         100,676
Silicon Valley Bancshares ........................      4,130          85,439
Susquehanna Bancshares, Inc. .....................      5,475         100,603
Trustco Bank Corp. ...............................      4,448         111,200
United Bankshares, Inc. ..........................      7,520         172,020
US Trust Corp. ...................................      4,102         304,317
UST Corp. ........................................      8,790         192,007
Whitney Holdings Corp. ...........................      5,988         220,995
                                                                  -----------
                                                                    4,504,971
                                                                  -----------

BUILDING PRODUCTS (0.29%)
Republic Group, Inc. .............................      2,760          41,573
Texas Industries, Inc. ...........................      5,540         137,461
                                                                  -----------
                                                                      179,034
                                                                  -----------

BROADCASTING (0.87%)
Barnes Group, Inc. ...............................      3,920          73,500
Metro Networks, Inc.* ............................      3,710         204,050
P-Com, Inc.* .....................................      8,880          67,710
Westwood One, Inc.* ..............................      6,520         185,820
                                                                  -----------
                                                                      531,080
                                                                  -----------

BUILDING (4.76%)
ABM Industries, Inc. .............................      4,820         147,010
Apogee Enterprises, Inc. .........................      5,680          67,450
Butler Manufacturing Co. .........................      3,045          71,367
Champion Enterprise, Inc.* .......................      8,985         174,084
D.R. Horton, Inc. ................................     10,647         178,337
Dycom Industries, Inc.* ..........................      4,500         195,750
Eagle Hardware & Garden, Inc.*....................      5,972         228,056
Florida Rock Industries, Inc. ....................      3,810         130,016
Hughes Supply, Inc. ..............................      5,395         122,736

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
Insituform Technologies Cl A* ....................      3,630          63,525
Juno Lighting, Inc. ..............................      3,600          80,775
Lone Star Industries, Inc. .......................      4,822         149,482
MDC Holdings, Inc. ...............................      3,420          49,163
Morrison-Knudson, Inc.*...........................      6,440          63,998
Oakwood Homes Corp. ..............................      9,638         135,534
Ryland Group, Inc. ...............................      4,489         113,628
Service Experts, Inc.* ...........................      3,990          53,865
Skyline Corp. ....................................      3,030          84,083
Standard Pacific Corp. ...........................      6,320          81,370
Stone & Webster, Inc. ............................      4,830         110,486
Thor Industries, Inc. ............................      4,200          95,025
TJ International, Inc. ...........................      4,214         101,663
Toll Brothers, Inc.* .............................      6,795         123,159
Universal Forest Products, Inc. ..................      4,080          83,640
US Home Corp.* ...................................      3,868         126,194
Winnebago Industries, Inc. .......................      5,090          71,260
                                                                  -----------
                                                                    2,901,656
                                                                  -----------

CHEMICALS (1.44%)
Cambrex Corp. ....................................      6,004         132,839
Chemfirst, Inc. ..................................      5,317         124,950
Macdermid, Inc. ..................................      5,070         172,063
McWhorter Technologies, Inc.* ....................      2,820          38,423
Mississippi Chemicals Corp........................      4,888          45,825
OM Group, Inc. ...................................      5,761         190,113
Quaker Chemical Corp. ............................      3,480          49,155
The Geon Co. .....................................      5,585         127,059
                                                                  -----------
                                                                      880,427
                                                                  -----------

COMPUTER HARDWARE (0.79%)
Hutchinson Technology, Inc.* .....................      5,250         130,594
Intervoice, Inc.* ................................      5,360          58,960
Komag, Inc.* .....................................     10,580          46,288
Kronos, Inc* .....................................      3,180          77,910
Microage, Inc.* ..................................      4,380          23,543
Paxar Corp.* .....................................      6,179          45,956
Read-Rite Corp.* .................................     10,015          66,037
Telxon Corp. .....................................      3,658          34,522
                                                                  -----------
                                                                      483,810
                                                                  -----------

COMPONENTS (0.96%)
C-Cor Electronics, Inc.* .........................      2,370          40,883
Coherent, Inc.* ..................................      5,570          76,588
Dionex Corp.* ....................................      4,718         178,105
Electric Scientific Industries, Inc.* ............      2,750         127,875
Harman International Industries, Inc. ............      4,430         162,803
                                                                  -----------
                                                                      586,254
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
[S]                                                   [C]         [C]
COMPUTER SERVICES & SOFTWARE (8.32%)
Acxiom Corp.* ....................................     14,644     $   388,066
American Management Systems, Inc.* ...............      7,958         271,567
Analysis International Corp. .....................      4,165          47,898
Anixter International, Inc.* .....................      6,816          81,366
Auspex Systems, Inc.* ............................      4,990          53,331
Avid Technology, Inc.* ...........................      5,540          96,604
Bisys Group, Inc.* ...............................      5,321         299,306
BMC Software, Inc.* ..............................      3,829         141,897
Ciber, Inc.* .....................................     10,700         205,306
Computer Task Group, Inc..........................      4,540          97,043
Dendrite International, Inc.* ....................      4,240          94,605
Dialogic Corp.* ..................................      3,690         112,545
Factset Research Systems, Inc. ...................      3,030         131,048
Fair Issac & Co. .................................      3,109         115,227
Filenet Corp.* ...................................      5,572          39,004
Harbinger Corp.* .................................      6,910          46,643
HNC Software, Inc.* ..............................      5,320         174,230
Hyperion Solutions Corp.* ........................      6,406          92,887
Inter Tel, Inc. ..................................      5,350          83,259
Macromedia, Inc.* ................................      7,960         360,688
Mercury Interactive Corp.* .......................      7,420         264,338
Midway Games, Inc.* ..............................      6,260          54,384
National Data Corp. ..............................      7,046         295,932
National Instrument Corp.* .......................      6,770         192,945
Platinum Software Corp.* .........................      7,400          54,575
Progress Software Corp.* .........................      3,798         129,607
SEI Corp. ........................................      3,631         335,868
Technology Solutions Co.* ........................      6,295          44,852
Vantive Corp.* ...................................      5,680          68,515
Wall Data, Inc.* .................................      2,290          32,919
Whittman-Hart, Inc.* .............................      9,970         214,355
Xircom, Inc.* ....................................      4,800         120,600
Xylan Corp.* .....................................      8,860         326,159
                                                                  -----------
                                                                    5,067,569
                                                                  -----------

COMPUTER SYSTEMS (0.87%)
Banctec, Inc. ....................................      4,774          58,780
Jack Henry & Associates, Inc. ....................      3,841         141,157
Micros Systems, Inc.* ............................      3,640         120,120
National Computer Systems, Inc. ..................      5,956         145,922
S3, Inc.* ........................................      8,490          63,675
                                                                  -----------
                                                                      529,654
                                                                  -----------

COMMERCIAL SERVICES (1.80%)
Central Parking Corp. ............................      6,255         215,798
Kroll-O'Gara Co.* ................................      4,010         108,771
Lason, Inc.* .....................................      3,120         175,500
NFO Worldwide, Inc.* .............................      4,220          42,200
Plexus Corp.* ....................................      3,340          93,103

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
Prepaid Legal Services, Inc.* ....................      4,910     $   120,295
Primark Corp.* ...................................      4,859         103,254
Quintiles Transnational Corp.* ...................      6,268         236,601
                                                                  -----------
                                                                    1,095,522
                                                                  -----------

CONSULTING SERVICES (0.18%)
Franklin Covey Co.* ..............................      4,544          40,896
Inacom Corp.* ....................................      8,651          67,047
                                                                  -----------
                                                                      107,943
                                                                  -----------

CONSUMER PRODUCTS (0.70%)
Russ Berrie & Co. ................................      5,428         141,807
Scotts Co.* ......................................      4,479         167,402
Toro Co. .........................................      3,829         120,135
                                                                  -----------
                                                                      429,344
                                                                  -----------

CONTAINERS (0.18%)
Shorewood Packaging Corp.                               5,483         107,604
                                                                  -----------

DISTRIBUTION WHOLESALE (0.75%)
Aviation Sales Co.* ..............................      2,970         132,165
Brightpoint, Inc.* ...............................     10,210          60,303
Insight Enterprises, Inc.* .......................      5,190         128,453
Owens & Minor, Inc. Holding Co. ..................      5,574          56,437
Watsco, Inc. .....................................      5,465          79,926
                                                                  -----------
                                                                      457,284
                                                                  -----------

DIVERSIFIED CONGLOMERATES (2.46%)
Blount International, Inc. Cl A ..................      7,630         220,316
Chemed Corp. .....................................      5,115         131,711
Clarcor, Inc. ....................................      5,220          89,066
Justin Industries ................................      3,260          35,860
Mascotech, Inc. ..................................     10,090         156,395
Myers Industries, Inc. ...........................      4,160          89,440
Roper Industries, Inc. ...........................      6,576         157,002
SPS Technologies, Inc.* ..........................      3,198         125,522
Standex International Corp. ......................      3,850          84,219
Tredegar Industries, Inc. ........................      7,384         228,443
Triarc Co., Inc.*  ...............................      6,769         118,034
Volt Info Sciences, Inc.* ........................      3,710          60,983
                                                                  -----------
                                                                    1,496,991
                                                                  -----------

EDUCATION (0.63%)
Devry, Inc.*                                           13,268         384,772
                                                                  -----------

ELECTRONIC EQUIPMENT (8.51%)
Analogic Corp. ...................................      3,420         112,646
Benchmark Electronics* ...........................      2,850          85,500
Burr-Brown Corp.* ................................      7,355         172,843

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
C-Cube Microsystems, Inc.* .......................      7,940     $    157,311
CTS Corp. ........................................      3,350          165,616
Dallas Semiconductors Corp. ......................      5,899          227,849
Electroglas, Inc.* ...............................      4,320           55,620
Etec Systems, Inc.*  .............................      4,631          136,325
General Semi-Conductors, Inc.*  ..................      5,050           36,613
Gentex Corp.* ....................................     14,260          307,481
Hadco Corp.* .....................................      3,260          102,690
Harmon Industries, Inc. ..........................      2,340           46,946
Innovex, Inc.  ...................................      3,490           46,679
Integrated Circuit Systems, Inc.* ................      2,860           51,659
International Rectifier Corp.* ...................      8,754           61,278
Kemet Corp.*  ....................................      7,295           83,893
Kent Electronics Corp.* ..........................      5,813           57,767
Lattice Semiconductor Corp.* .....................      5,129          233,690
Marshall Industries* .............................      4,103           55,391
Marshall Industries Rights* ......................      3,833                -
Methode Eletronics, Inc. .........................      6,200           68,975
Micrel, Inc.* ....................................      4,130          206,758
Novellus Systems, Inc.* ..........................      7,810          430,526
Oak Industries, Inc.* ............................      4,085          129,699
Park Electrochemical Co. .........................      3,013           70,806
Photronics, Inc.* ................................      5,350           99,644
Pioneer Standard Electronics, Inc.................      4,680           30,713
Sanmina Corp* ....................................      9,928          632,910
Technitrol, Inc...................................      3,930           90,636
TNP Enterprises, Inc. ............................      3,370           96,888
Ultratech Stepper* ...............................      4,860           68,648
Unitrode Corp.* ..................................      5,470           77,606
Vitesse Semiconductor Corp.* .....................     14,368          727,380
VLSI Technology, Inc.* ...........................      9,613          186,252
Watkins Johnson Co. ..............................      3,170           71,721
                                                                  -----------
                                                                    5,186,959
                                                                  -----------

ENGINEERING (0.18%)
Tetra Tech, Inc.*                                       5,260         110,789
                                                                  -----------

ENTERTAINMENT & LEISURE (0.24%)
Family Golf Centers, Inc.* .......................      5,260          39,121
Prime Hospitality Corp.* .........................     10,960         108,915
                                                                  -----------
                                                                      148,036
                                                                  -----------

FINANCIAL SERVICES (0.92%)
Americredit Corp.* ...............................     13,330         174,956
Amresco, Inc.* ...................................      8,820          67,804
Billing Concepts Corp.* ..........................      6,420          76,238
Pioneer Group, Inc.* .............................      5,910          87,542
St. Paul Bancorp, Inc. ...........................      7,035         152,352
                                                                  -----------
                                                                      558,892
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
FIREARMS & AMMUNITION (0.07%)
Sturm Ruger & Co., Inc.                                 4,086     $    40,860
                                                                  -----------

FOOD & BEVERAGE (1.98%)
Chiquita Brands International, Inc. ..............     11,380         115,934
Corn Products International, Inc. ................      8,690         208,017
Earthgrains Co. ..................................      7,944         176,258
Fleming Co., Inc. ................................      5,970          51,118
J&J Snack Foods Corp.*............................      2,530          50,916
Michael Foods, Inc. ..............................      4,260          81,206
Ralcorp Holdings, Inc.* ..........................      5,570         105,830
Richfood Holdings, Inc. ..........................      9,608         207,173
Whole Foods Market, Inc.* ........................      6,029         207,247
                                                                  -----------
                                                                    1,203,699
                                                                  -----------

FOREST & PAPER PRODUCTS (0.42%)
Buckeye Technology, Inc.* ........................      6,720          94,080
Caraustar Industries, Inc.........................      5,735         131,905
Pope & Talbot, Inc. ..............................      5,165          32,927
                                                                  -----------
                                                                      258,912
                                                                  -----------

HEALTHCARE SERVICES (2.22%)
American Oncology Resources, Inc.* ...............      6,570          59,130
Curative Health Services, Inc.* ..................      3,360          38,640
Genesis Health Ventures, Inc.*  ..................      6,797          33,135
Integrated Health Services, Inc.* ................     10,798          59,389
Magellan Health Services, Inc.* ..................      4,870          20,393
Medquist, Inc.*  .................................      6,130         183,900
Orthodontic Centers of America, Inc.* ............      8,360         131,670
Pediatrix Medical Group, Inc.* ...................      3,720         104,625
Phycor, Inc.* ....................................     11,945          56,739
Priority Healthcare Corp. Cl B* ..................      2,563         115,976
Renal Care Group, Inc.* ..........................      8,270         162,299
Sierra Health Services, Inc.* ....................      5,341          69,433
Universal Health Services, Inc.* .................      7,284         315,033
                                                                  -----------
                                                                    1,350,362
                                                                  -----------

HOME FURNISHING (2.25%)
Bassett Furniture Industries, Inc. ...............      3,668          81,155
Ethan Allen Interiors, Inc. ......................      5,984         248,710
Inteface, Inc. Cl A ..............................      7,958          76,596
La Z Boy Chair Co. ...............................      9,573         181,887
Libbey, Inc. .....................................      3,920         121,520
Mohawk Industries, Inc.* .........................     11,463         343,890
National Presto Industries, Inc. .................      4,080         144,585
Pier One, Inc.....................................     14,914         121,176
Pillowtex Corp. ..................................      3,668          52,040
                                                                  -----------
                                                                    1,371,559
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
HUMAN RESOURCES (0.53%)
CDI Corp.* .......................................      4,439     $   106,813
Interim Services, Inc.* ..........................      9,708         145,620
Norrell Corp. ....................................      5,509          71,961
                                                                  -----------
                                                                      324,394
                                                                  -----------

INDUSTRIAL (0.57%)
Cognex Corp.* ....................................      8,447         200,088
Gerber Scientific, Inc............................      4,341          87,634
Whittaker Corp.* .................................      2,740          60,109
                                                                  -----------
                                                                      347,831
                                                                  -----------

INSURANCE (5.91%)
American Bankers Insurance Group, Inc.............      8,412         437,424
Arthur J. Gallagher & Co. ........................      3,622         166,612
Capital Re Corp. .................................      5,970         102,983
CMAC Investment Corp. ............................      4,847         189,033
Compdent Corp.* ..................................      2,520          31,500
Coventry Corp.* ..................................     10,625          79,688
Delphi Financial Group, Inc.* ....................      4,212         142,682
Enhance Financial Services Group, Inc.............      6,698         152,380
Executive Risk, Inc. .............................      2,590         183,890
Express Scripts, Inc.* ...........................      6,732         578,531
Fidelity National Financial, Inc. ................      5,298          79,470
Fremont General Corp. ............................     12,272         233,935
Frontier Insurance Group, Inc. ...................      6,685          79,384
Mutual Risk Management, Ltd. .....................      8,156         311,967
NAC Re Corp. .....................................      3,910         209,918
Orion Capital Corp. ..............................      5,724         178,875
Selective Insurance Group, Inc. ..................      4,678          82,450
The First American Financial Corp. ...............     10,748         169,953
Trenwick Group, Inc. .............................      3,107          87,384
Zenith National Insurance Corp. ..................      4,218         102,550
                                                                  -----------
                                                                    3,600,609
                                                                  -----------

INVESTMENT COMPANIES (1.71%)
Dain Rauscher Corp. ..............................      3,608         122,672
Eaton Vance Corp. ................................      6,356         127,915
Jefferies Group, Inc. ............................      4,620         219,161
Legg Mason, Inc. .................................     11,376         383,229
Raymond James Financial, Inc. ....................      9,661         190,805
                                                                  -----------
                                                                    1,043,782
                                                                  -----------

LINEN SUPPLY & RELATED ITEMS (0.43%)
Angelica Corp. ...................................      3,320          46,480
G & K Services, Inc. .............................      4,717         217,866
                                                                  -----------
                                                                      264,346
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
MACHINERY, GENERAL INDUSTRIAL (2.67%)
Applied Industrial Technologies, Inc. ............      3,610     $    40,161
Applied Power Cl A ...............................      8,254         224,922
Astec Industries, Inc.* ..........................      3,560         109,915
Baldor Electric Co. ..............................      6,030         121,354
Gardner Denver, Inc.* ............................      3,320          52,705
Global Industrial Technologies, Inc.* ............      4,760          49,980
Graco, Inc. ......................................      3,900          86,044
Helix Technologies Corp. .........................      5,300          81,488
JLG Industries, Inc. .............................      6,750          91,969
Kulicke & Soffa Industries, Inc.* ................      4,990         125,998
Lindsay Manufacturing Co. ........................      3,379          67,158
Regal-Beloit Corp.  ..............................      4,708          85,038
Robbins & Meyers, Inc. ...........................      3,270          56,408
Speedfam International, Inc.* ....................      3,990          47,880
The Manitowoc Co., Inc. ..........................      4,018         168,254
Thomas Industries, Inc. ..........................      3,300          61,875
Zebra Technologies Cl A* .........................      6,466         153,568
                                                                  -----------
                                                                    1,624,717
                                                                  -----------

MARKETING SERVICES (0.68%)
Advo, Inc.*  .....................................      4,115          79,471
Catalina Marketing Corp.* ........................      3,905         335,342
                                                                  -----------
                                                                      414,813
                                                                  -----------

MEDICAL DRUGS (0.07%)
Immune Response Corp.* ...........................      4,620          40,714
                                                                  -----------

MEDICAL PRODUCTS (6.74%)
ADAC Labs*  ......................................      3,975          54,159
Alpharma, Inc. ...................................      5,478         215,012
Ballard Medical Products .........................      5,863         142,911
Barr Labs, Inc.* .................................      4,820         147,010
Bindley Western Industries, Inc...................      4,400         125,675
Bio Technology General Corp.* ....................      6,780          40,468
Cephalon, Inc.* ..................................      6,330          55,388
Cerner Corp.* ....................................      6,740         108,261
Cooper Co.* ......................................      3,370          51,814
Datascope Corp.* .................................      3,740         100,980
Diagnostic Products Corp. ........................      3,520          85,360
Enzo Biochem, Inc.................................      5,426          50,869
Idexx Labs, Inc.* ................................      7,649         183,098
Incyte Pharmaceuticals, Inc.* ....................      5,920         118,770
Invacare, Inc. ...................................      5,746         139,700
Liposome Co., Inc.* ..............................      7,250          97,422
Maxxim Medical, Inc.* ............................      3,140          59,268
Medimmune, Inc.* .................................     10,630         629,163
Mentor Corp. .....................................      5,193          76,272
North American Vaccine, Inc.* ....................      6,323          37,938
Organogenesis, Inc.*..............................      6,180          71,456

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
Patterson Dental Co.* ............................      6,757     $   292,240
Protein Design Labs, Inc.* .......................      4,575          68,911
Respironics, Inc.* ...............................      6,110          80,576
Safeskin Corp.* ..................................     10,550          78,466
Scott Technologies, Inc.* ........................      3,850          66,894
Sola International, Inc.* ........................      5,471          65,994
Spacelabs Medical, Inc.* .........................      3,060          51,446
Sunrise Medical, Inc.* ...........................      4,641          29,006
Syncor International Corp.*.......................      2,650          73,869
Visx, Inc.* ......................................      6,082         654,195
Vital Signs, Inc. ................................      2,923          52,614
                                                                  -----------
                                                                    4,105,205
                                                                  -----------

METAL PRODUCTS (0.20%)
Amcast Industrial Corp. ..........................      3,420          55,148
Valmont Industries, Inc...........................      4,980          69,098
                                                                  -----------
                                                                      124,246
                                                                  -----------

METALS (1.78%)
Brush Wellman, Inc. ..............................      4,550          65,975
Castle Am & Co. ..................................      3,507          42,303
Commercial Metals Co. ............................      4,455          89,100
Commonwealth Industries, Inc......................      4,320          38,880
Intermet Corp. ...................................      4,934          65,992
Lawson Products, Inc. ............................      3,480          71,340
Meuller Industries, Inc.* ........................      7,762         173,675
Quanex Corp. .....................................      3,938          61,039
Reliance Steel & Aluminum Co......................      4,470         128,792
RTI International, Inc.* .........................      4,280          40,125
Stillwater Mining Co.* ...........................      7,017         185,073
WHX Corp.* .......................................      5,354          42,163
Wolverine Corp.* .................................      3,825          80,803
                                                                  -----------
                                                                    1,085,260
                                                                  -----------

MINING & BUILDING MATERIALS (0.31%)
Getchell Gold Corp.* .............................      7,166         187,212
                                                                  -----------

MISCELLANEOUS MANUFACTURING (0.56%)
A.O. Smith Corp. .................................      5,322         101,118
Aptargroup, Inc. .................................      7,308         190,008
Huffy Corp. .... .................................      4,367          52,404
                                                                  -----------
                                                                      343,530

OFFICE EQUIPMENT (0.47%)
Brady Corp. Cl A .................................      5,180         108,456
John H. Harland Co................................      4,770          61,712
New England Business, Inc.........................      3,980         114,176
                                                                  -----------
                                                                      284,344
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
OIL & GAS (4.98%)
Atmos Energy Corp. ...............................      5,206     $   125,269
Barrett Resources Corp.*..........................      7,679         192,455
Cabot Oil & Gas Corp. ............................      6,721          97,034
Connecticut Energy Corp...........................      2,590          62,808
Cross Timbers Oil Co. ............................      7,477          52,806
Daniel Industries, Inc. ..........................      4,290          65,423
Devon Energy Corp. ...............................      8,138         224,304
Energen Corp. ....................................      4,780          71,401
HS Resources, Inc.* ..............................      4,310          37,713
Input/Output, Inc.* ..............................      7,834          49,452
New Jersey Resources Corp. .......................      3,756         133,573
Newfield Exploration Co.* ........................      8,842         200,050
Northwest Natural Gas Co. ........................      3,832          83,825
Oceaneering International, Inc.*..................      4,986          75,413
Pennsylvania Enterprises, Inc.....................      2,720          65,280
Piedmont Natural Gas, Inc.........................      4,919         172,165
Plains Resources, Inc.*...........................      4,220          63,300
Pogo Producing Co. ...............................      9,096         118,248
Pool Energy Service Co.* .........................      5,500          84,219
Pride International, Inc.* .......................      9,645          79,571
Public Service Company of N.C. ...................      3,500          99,313
Santa Fe Resources, Inc.*.........................     13,220          96,671
Seitel, Inc.* ....................................      4,900          68,294
Snyder Oil Corp. .................................      7,642         113,197
Southwest Gas Corp................................      5,209         143,248
St. Mary Land & Exploration Co. ..................      4,020          69,848
Tuboscope, Inc.* .................................      7,915          71,235
Vintage Petroleum, Inc. ..........................     11,326         101,934
WD-40 Co. ........................................      4,060         117,740
Wicor, Inc. ......................................      4,930          99,833
                                                                  -----------
                                                                    3,035,622
                                                                  -----------

PAINT & RELATED PRODUCTS (0.12%)
Lilly Industries, Inc. ...........................      4,709          72,695
                                                                  -----------

PHARMACEUTICAL (1.81%)
Biomatrix, Inc.*..................................      2,470         192,660
Cor Therapeutics, Inc.*...........................      4,910          48,793
Jones Pharmaceutical, Inc.........................      6,160         214,060
NCS Healthcare Cl A*..............................      5,090          61,079
Parexel Technology Corp.*.........................      5,380         111,299
Pharmaceutical Product Development, Inc.*.........      4,780         160,428
Regeneron Pharmaceutical, Inc.*...................      4,210          27,891
Roberts Pharmaceutical Corp.* ....................      6,625         137,469
Vertex Pharmaceutical, Inc.* .....................      5,902         149,026
                                                                  -----------
                                                                    1,102,705
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
PHOTOGRAPHY & EQUIPMENT (0.11%)
CPI Corp. ........................................      3,060     $    68,468
                                                                  -----------

PRINTING (1.40%)
Bowne & Co., Inc. ................................      6,274          73,327
Consolidated Graphic, Inc.*.......................      2,980         172,095
Merrill Corp. ....................................      3,410          45,609
Valassis Communications, Inc.*....................      7,572         391,851
World Color Press, Inc.* .........................      8,040         170,850
                                                                  -----------
                                                                      853,732
                                                                  -----------

RECREATION VEHICLE MANUFACTURING (0.31%)
Polaris Industries, Inc. .........................      5,880         186,690
                                                                  -----------

RECYCLING (0.08%)
IMCO Recycling, Inc. .............................      3,940          50,727
                                                                  -----------

RESTAURANT-RETAIL (1.53%)
CEC Entertainment, Inc.* .........................      4,695         168,433
Cheesecake Factory, Inc.*.........................      5,205         123,619
CKE Restaurants, Inc..............................     11,540         227,914
IHOP Corp.* ......................................      3,420         134,234
Landry's Restaurants, Inc.*.......................      5,600          35,874
Luby's Cafeterias, Inc............................      6,480         109,350
Ruby Tuesday, Inc. ...............................      7,530         130,834
                                                                  -----------
                                                                      930,258
                                                                  -----------

RETAIL STORES (5.14%)
Ann Taylor Stores Corp.* .........................      5,360         236,845
Books A Million, Inc.* ...........................      2,980          30,359
Brown Group, Inc. ................................      4,459          58,803
Casey's General Stores, Inc. .....................      8,332         122,897
Cash America International, Inc. .................      3,930          50,599
Cato Corp. Cl A ..................................      4,950          46,097
Customtracks Corp.* ..............................      3,020          45,300
Footstar, Inc.* ..................................      5,560         177,920
Footstar, Inc. Rights* ...........................      5,450               -
Goody's Family Clothing, Inc.*....................      6,570          91,569
Gymboree Corp.* ..................................      4,200          37,538
Jo-Ann Stores, Inc. Cl A*.........................      4,295          59,056
Just For Feet, Inc.*..............................      6,480          81,000
Linens N' Things, Inc.*...........................      7,600         344,850
Mens Warehouse, Inc.*.............................      7,615         219,882
Michaels Stores, Inc.*............................      6,810         168,122
Pacific Sunwear of California, Inc.*..............      4,450         154,637
Regis Corp. ......................................      7,785         207,275
Shopko Stores, Inc.*..............................      5,494         164,133
Stein Mart, Inc.*.................................      7,752          77,520
Stride Rite Corp..................................      7,270          89,058
The Sports Authority, Inc.*.......................      6,200          45,338

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
US Bioscience, Inc.* .............................      4,940     $    53,723
Williams Sonoma, Inc.*............................     11,018         311,259
Zale Corp.* ......................................      7,500         256,406
                                                                  -----------
                                                                    3,130,186
                                                                  -----------

TELECOMMUNICATIONS (1.10%)
Aspect Tele-Communications Corp.*.................      8,894          58,922
California Microwave, Inc.* ......................      4,310          46,333
Commscope, Inc.* .................................      8,960         187,599
Picturetel Corp.* ................................      6,010          42,070
Plantronics, Inc.* ...............................      3,490         218,342
Tel-Save Holding, Inc.* ..........................     11,240         117,317
                                                                  -----------
                                                                      670,583
                                                                  -----------

TEXTILE PRODUCTS (0.08%)
Guilford Mills, Inc. .............................      5,537          48,449
                                                                  -----------

TRANSPORTATION (2.18%)
Air Express International Corp....................      6,670         100,884
American Freightway Corp.*........................      5,670          73,001
Expeditors International, Inc.....................      5,306         286,524
Fritz Co.*........................................      5,793          39,827
Heartland Express, Inc.*..........................      5,200          78,975
Kirby Corp.*......................................      4,097          77,587
Landstar Systems, Inc.*...........................      2,355          78,009
MS Carriers, Inc.*................................      3,040          80,370
Offshore Logistics, Inc.*.........................      5,150          59,868
Pittston Burlington Group.........................      3,850          26,709
USFreightways Corp................................      5,802         190,740
Werner Enterprises, Inc...........................      8,448         133,056
Yellow Corp.* ....................................      5,916         102,791
                                                                  -----------
                                                                    1,328,341
                                                                  -----------

TRUCKING & LEASING (0.11%)
Rollins Truck Leasing Corp. ......................      6,969          65,770
                                                                  -----------

UTILITIES (2.03%)
Central Hudson Gas & Electric Corp................      3,230         115,674
Checkpoint Systems, Inc.* ........................      5,510          45,802
Cilcorp, Inc. ....................................      3,270         196,403
Commonwealth Energy System Co.....................      4,872         187,571
Eastern Utilities Associates .....................      3,928         111,211
Orange & Rockland Utilities, Inc. ................      2,832         162,662
Sierra Pacific Resources .........................      5,091         179,139
United Illuminating Co. ..........................      3,271         137,177
Vicor Corp.* .....................................      8,359         104,487
                                                                  -----------
                                                                    1,240,126
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                         SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
VITAMINS & NUTRITION PRODUCTS (0.14%)
NBTY, Inc.* ......................................      9,503     $    46,327
Natures Sunshine Products, Inc. ..................      3,271          35,981
                                                                  -----------
                                                                       82,308
                                                                  -----------

WASTE MANAGEMENT (0.20%)
Superior Services, Inc.* .........................      6,070         120,261
                                                                  -----------

WATER (1.02%)
American States Water Co. ........................      2,910          70,567
Aquarion Co. .....................................      3,810         104,774
Ionics, Inc.* ....................................      4,405         132,700
Philadelphia Suburban Corp. ......................      8,652         196,291
United Water Resources, Inc.......................      5,660         117,445
                                                                  -----------
                                                                      621,777
                                                                  -----------

WIRE & CABLE PRODUCTS (0.26%)
Beldon, Inc. .....................................      5,520          94,185
Cable Design Technologies Corp.*..................      6,150          67,650
                                                                  -----------
                                                                      161,835
                                                                  -----------

WIRELESS EQUIPMENT (0.17%)
Digital Microwave Corp.*..........................      12,440        104,185
                                                                  -----------

TOTAL COMMON STOCK (Cost $59,071,668).............                 60,693,537
                                                                  -----------

MISCELLANEOUS ASSETS
S&P Mid-Cap 400 Depository Receipts...............
(Cost $171,375) ..................................      2,500         171,719
                                                                  -----------

REPURCHASE AGREEMENTS (0.09%)
Fifth Third Bank, 4.30%, dated 03/31/99, due
04/01/99, repurchase price $56,133
(collateralized by FHLMC Pool #G10657, 7.50%,
due 02/01/12, market value $57,785
(Cost $56,126) ...................................                     56,126
                                                                  -----------

   TOTAL INVESTMENT ($59,299,169) (99.96%)........                 60,921,382
   OTHER ASSETS & LIABILITIES, NET (.04%).........                     21,348
                                                                  -----------
   NET ASSETS (100%)..............................                $60,942,730
                                                                  ===========


* Non-income producing security.
Cost for federal income tax at March 31, 1999 was
$59,299,169 and net unrealized appreciation
consisted of :
   Gross unrealized appreciation .................                $ 7,643,020
   Gross unrealized depreciation .................                 (6,020,807)
                                                                  -----------
   Net unrealized appreciation ...................                $ 1,622,213
                                                                  ===========


                    SEE NOTES TO FINANCIAL STATEMENTS.

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
COMMON STOCK (37.01%)
AUSTRALIA (2.92%)
World Equity Benchmark Securities -
   Australia Series ..............................    114,823     $ 1,162,583
                                                                  -----------
AUSTRIA (0.32%)
World Equity Benchmark Securities -
   Austria Series ................................     13,705         128,484
                                                                  -----------
BELGIUM (1.70%)
Electrabel SA*....................................        290         103,940
Fortis (B)*.......................................      4,540         167,622
KBC Bancassurance Holding NV*.....................      1,780         118,660
Solvay SA ........................................        670          41,084
Tractebel ........................................        410          64,623
World Equity Benchmark Securities -
   Belgium Series ................................      9,852         179,799
                                                                  -----------
                                                                      675,728
                                                                  -----------
FRANCE (0.41%)
World Equity Benchmark Securities -
   France Series .................................      7,750         163,719
                                                                  -----------
GERMANY (0.50%)
World Equity Benchmark Securities -
   Germany Series ................................     10,044         199,625
                                                                  -----------
HONG KONG (2.24%)
World Equity Benchmark Securities -
   Hong Kong Series ..............................     91,625         893,344
                                                                  -----------
ITALY (3.13%)
World Equity Benchmark Securities -
   Italy Series ..................................     47,956       1,246,856
                                                                  -----------
JAPAN (10.18%)
World Equity Benchmark Securities -
   Japan Series ..................................    352,500       4,053,750
                                                                  -----------
NETHERLANDS (6.18%)
ABN AMRO Holding NV - Sponsored  ADR .............      7,091         146,695
Akzo Nobel NV - Sponsored ADR ....................      2,962         109,594
Elsevier NV - Sponsored ADR ......................      3,004          90,120
Ing Groep NV - Sponsored ADR* ....................      5,224         286,994
KLM Royal Dutch Air - ADR* .......................      2,229          61,855
Koninklijke Ahold - Sponsored ADR* ...............      3,783         144,700
Koninklijke KPN NV - Sponsored ADR* ..............      2,878         114,221
Koninklijke Philips Electronics - ADR ............      2,102         173,284
Oce NV - Sponsored ADR ...........................      2,505          61,373
Royal Dutch Petroleum - ADR*......................     13,608         707,616
Unilever NV - ADR ................................      3,677         244,291
Wolters Kluwer NV - Sponsored ADR ................        490          88,445
World Equity Benchmark Securities -
   Netherlands Series                .............      9,760         231,800
                                                                  -----------
                                                                    2,460,988
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
SINGAPORE (0.74%)
World Equity Benchmark Securities -
   Netherlands Series ............................    49,002      $   294,012
                                                                  -----------
SPAIN (1.07%)
World Equity Benchmark Securities - Spain Series..    15,579          425,501
                                                                  -----------
SWEDEN (0.12%)
World Equity Benchmark Securities -
   Sweden Series .................................     2,370           47,400
                                                                  -----------
SWITZERLAND (7.39%)
ABB AG - Sponsored ADR ...........................      1,038         133,383
Adecco SA - Sponsored ADR*........................      2,516         157,250
Credit Suisse Group - Sponsored ADR*..............      6,685         305,839
Nestle SA - Sponsored ADR*........................      2,577         227,420
Novartis AG - ADR ................................     10,246         809,434
Roche Holdings Ltd. - Sponsored ADR* .............      6,808         820,364
UBS AG - Sponsored ADR ...........................     32,014         488,214
World Equity Benchmark Securities -
   Switzerland Series ............................         80           1,265
                                                                  -----------
                                                                    2,943,169
                                                                  -----------

UNITED KINGDOM (0.11%)
World Equity Benchmark Securities -
   United Kingdom Series .........................      2,120          45,183
                                                                  -----------
TOTAL COMMON STOCK (Cost $12,518,768).............                 14,740,342
                                                                  -----------

                                                    PRINCIPAL
                                                    ---------
SHORT-TERM INVESTMENTS (60.27%)
FEDERAL HOME LOAN BANK DISCOUNT CORP. (32.57%)
05/12/99, 4.70% ..................................  5,000,000       4,973,794
04/09/99, 4.70% ..................................  8,000,000       7,991,784
                                                                  -----------
                                                                   12,965,578
                                                                  -----------

FEDERAL NATIONAL MORTGAGE ASSOC. (14.97%)
05/24/99, 4.75% ..................................  6,000,000       5,959,489
                                                                  -----------

                                CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - March 31, 1999 (Unaudited)
------------------------------------------------------------------------------
                                                       SHARES        VALUE
                                                      ---------      -----
REPURCHASE AGREEMENT (12.73%)
Fifth Third Bank, 4.30%, dated 03/31/99, due
04/01/99, repurchase price $5,067,945
(collateralized by FHLMC Pool #G10657, 7.50%,
due 02/01/12, market value
$5,169,693 (Cost $5,067,340) ....................   5,067,340     $35,067,340
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $23,992,407)..                  23,992,407
                                                                  -----------
   TOTAL INVESTMENTS (Cost $36,511,175) (97.28%).                  38,732,749
   OTHER ASSETS AND LIABILITIES, NET (2.72%).....                   1,081,520
                                                                  -----------
   NET ASSETS (100%).............................                 $39,814,269
                                                                  -----------


* Non-income producing security.
Cost for federal income tax at March 31, 1999 was
$36,511,175 and net unrealized depreciation
consisted of :
   Gross unrealized appreciation.................                  $2,366,084
   Gross unrealized depreciation.................                    (144,510)
                                                                  -----------
   Net unrealized appreciation...................                  $2,221,574
                                                                  -----------

FUTURES CONTRACTS OUTSTANDING - MARCH 31, 1999 (UNAUDITED)
-----------------------------------------------------------------------------
                                                   UNREALIZED
                                                   TOTAL VALUE    APPRECIATION
NUMBER OF CONTRACTS                              (U.S. DOLLARS)  (DEPRECIATION)
-------------------                              --------------  --------------
81 CAC 40, delivery date 04/30/99                  $3,650,815      $ (15,740)
28 DAX, delivery date 06/18/99                      3,677,210       (174,565)
90 FTSE 100, delivery date 06/18/99                 9,174,334        169,492
8 IBEX, delivery date 04/16/99                        836,878        (38,432)
4 MIB 30, delivery date 06/21/99                      789,593         (1,189)
80 NIKKEI 225, delivery date 06/15/99               5,322,976         87,816
119 OMX, delivery date 04/23/99                     1,066,557         28,943
                                                  -----------      ---------
                                                  $24,518,363      $  56,325
                                                  ===========      =========

                     SEE NOTES TO FINANCIAL STATEMENTS.

                               CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 1999 (UNAUDITED)
-----------------------------------------------------------------------------
(1) ORGANIZATION

    The Capstone Social Ethics and Religious Values Fund (the "Trust") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Trust currently consists of six diversified series: the Money Market Fund, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund (each a "Fund" and collectively the "Funds"). Between the date of organization and October 2, 1998, the Funds had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share of the Large Cap Equity Fund to Capstone Asset Management Company ("Capstone"), the Trust's adviser and administrator for $50, and the sale of 4,000 Class C shares of the Large Cap Equity Portfolio to another shareholder for $100,000.

    On October 1, 1998 each of the Funds acquired the net assets of separate Portfolios of a tax-exempt business trust which had been managed by Capstone. Each of these Portfolios had been managed following investment objectives similar to those of the Funds and their net assets consisted principally of investment securities. Class C shares of each Fund issued to affect these acquisitions were distributed to each of the Portfolios' beneficiaries in complete liquidation of the business trust.

    The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.01 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Class A bears distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrea lized gains or losses on investments are allocated to each Class of shares based on its relative net assets.


(2) INVESTMENT OBJECTIVES

    As a matter of fundamental investment policy, each of the Funds will invest in companies that are managed in a socially responsible manner, reflecting certain ethical and religious values. Accordingly, the Funds will not invest in companies whose primary business is the manufacturing, operation or distribution of alcohol, caffeine or tobacco products, meat processing, pornography, or casinos and other gambling concerns.

    The Money Market Fund's objective is to provide current income, stability of capital and liquidity by investing in other money market funds and short-term money market instruments. It seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved.

    The Short-Term Bond Fund's objective is to provide current income and relative capital stability by attempting to match the price and yield performance (before expenses) of a blended short-term index consisting of one-third U.S. Treasury securities, one-third U.S. government securities and one-third investment grade corporate obligations with maximum maturities of three years.

    The Bond Fund's objective is to provide current income by attempting to match the price and yield performance (before expenses) of the Lehman Brothers Government/Corporate Bond Index. The Bond Fund will invest primarily in obligations of the U.S. Government, its agencies, and instrumentalities, and investment grade corporate obligations having a broad range of maturities.

    The Large Cap Equity Fund's objective is to provide capital growth and income by attempting to match the performance (before expenses) of the S & P 500 Index. The Large Cap Equity Fund will invest primarily in the common stocks of large companies whose securities are widely held and have an active trading market.

    The Small Cap Equity Fund's objective is to provide capital appreciation by attempting to match the performance (before expenses) of the S & P Small Cap 600 Index which consists of 600 stocks with smaller capitalization that those included in the S & P 500 Index. The Small Cap Equity Fund will invest primarily in equity securities of the type that are included in the index.

                               CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 1999 (UNAUDITED)
-----------------------------------------------------------------------------

    The International Fund's objective is to provide capital appreciation by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East Index, net of withholding taxes. The International Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.


(3) SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

    A. SECURITY VALUATION

       Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

       Securities held by the Money Market Fund and other money market securities held by the other Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value.

       Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.


    B. FOREIGN CURRENCY TRANSLATION

       Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on secur ities held. Such changes are included in net realized and unrealized gain or loss from investments.

       Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities othe r than investments in securities held at the end of the reporting period.


    C. FEDERAL INCOME TAXES

       It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

                               CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 1999 (UNAUDITED)
-----------------------------------------------------------------------------


    D. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

       Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.


    E. FORWARD EXCHANGE CONTRACTS

       The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized gains and losses are included in the statement of operations.


    F. FUTURES CONTRACTS

       The Funds may invest in financial futures contracts. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract, payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks in excess of the amounts recognized in the statement of assets and liabilities. Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.


    G. REPURCHASE AGREEMENTS

       In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.


    H. ORGANIZATION EXPENSES

       Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares.


    I. USE OF ESTIMATES

       In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                               CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 1999 (UNAUDITED)
-----------------------------------------------------------------------------

(3) INVESTMENT ADVISER AND ADMINISTRATOR

    Capstone serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Money Market Fund are calculated at the annual rate of 0.10% of the Money Market Fund's average daily net assets. The advisory fees for all of the other Funds are calculated at the annual rate of 0.15% on the first $500 million of the other Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets.
    The rate declines to 0.10% on the next $250 mill ion of average daily net assets, 0.075% on the next $250 million of average daily net assets, and to 0.05% on collective average daily net assets in excess of $1 billion.

    Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.05% of each Fund's average daily net assets.

    Capstone has voluntarily agreed to waive its investment advisory and administrative fees for the Money Market Fund and the Short-Term Bond Fund, resulting in waivers of investment advisory fees for the period ended March 31, 1999 of $11,826 and &6,679, respectively, and waivers of administrative fees for the period ended March 31, 1999 of $5,913 and $2,226, respectively. These waivers are voluntary and may be discontinued at any time, however, Capstone intends to continue the waivers for the Short-Term B ond Fund until its net assets reach $25 million. The Funds' accounting agent waived its fees for these two Funds through December 31, 1998, resulting in waivers of fund accounting fees for the period ended March 31, 1999 of $4,250 for the Money Market Fun d and $4,250 for the Short-Term Bond Fund.


(4) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

    Capstone Asset Planning Company (the "Distributor") serves as the Trust's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

    The Class A shares of each Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain var ious distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.10% of the average daily net assets of the Class A shares of the Money Market Fund and 0.25% of the average daily net assets of the Class A shares of the other Funds.

    Certain officers of the Trust are also officers of Capstone and the Distributor.

                               CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 1999 (UNAUDITED)
-----------------------------------------------------------------------------

(5) SHARES OF CAPITAL STOCK

    All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the period from October 1, 1998 (commencement of operations) to March 31, 1999, were as follows:

                                      CLASS A                CLASS C
                                      -------                -------
                                  SHARES   AMOUNT        SHARES     AMOUNT
                                  ------   ------        ------     ------
MONEY MARKET FUND:
  Shares issued in connection
  with taxable reorganization                $-        4,875,832  $ 4,875,832
  Sold                              1         1       21,826,385   21,826,393
  Reinvested                                  -          418,629      418,629
  Redeemed                                    -       (5,132,850)  (5,132,850)
                                   ___       ___      __________  ___________
  Net Increase                      1        $1       21,987,996  $21,988,004
                                   ===       ===      ==========  ===========


SHORT-TERM BOND FUND:
  Sold                              1        $25         881,115  $22,073,011
  Reinvested                                  -            6,246      115,411
                                   ___       ___      __________  ___________
  Net Increase                      1        $25         887,361  $22,188,422
                                   ===       ===      ==========  ===========


BOND FUND:
  Shares issued in connection
  with taxable reorganization                $-        2,059,228   $51,480,690
  Sold                              1         25         459,698    11,334,984
  Reinvested                                  -            2,427        58,830
                                   ___       ___      __________  ___________
  Net Increase                      1        $25       2,521,353  $62,874,504
                                   ===       ===      ==========  ===========


LARGE CAP EQUITY FUND:
  Shares issued in connection
  with taxable reorganization                $-          921,070  $23,026,741
  Sold                              1         25         460,753   11,650,322
  Reinvested                                  -            2,065       63,776
                                   ___       ___      __________  ___________
  Net Increase                      1        $25       1,383,888  $34,740,839
                                   ===       ===      ==========  ===========


SMALL CAP EQUITY FUND:
  Shares issued in connection
  with taxable reorganization                $-        1,737,033  $43,425,834
  Sold                              1         25         551,450   14,864,314
  Reinvested                                  -              202        5,480
                                   ___       ___      __________  ___________
  Net Increase                      1        $25       2,288,685  $58,295,628
                                   ===       ===      ==========  ===========


INTERNATIONAL FUND:
  Shares issued in connection
  with taxable reorganization                $-        1,282,187  $32,054,682
  Sold                              1         25          79,051    2,211,840
  Reinvested                                  -            3,546      100,109
                                   ___       ___      __________  ___________
  Net Increase                      1        $25       1,364,784  $34,366,631
                                   ===       ===      ==========  ===========

                               CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 1999 (UNAUDITED)
-----------------------------------------------------------------------------

(6) INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period from inception to March 31, 1999 were as follows:

                                               PURCHASES      SALES
                                             ------------  ------------
    Short-Term Bond Fund                     $ 23,606,348  $  1,804,136
    Bond Fund                                  15,899,265     4,432,326
    Large Cap Equity Fund                      16,471,407     3,725,572
    Small Cap Equity Fund                      24,884,619     9,971,644
    International Fund                          5,339,827     2,615,936


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